MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1999
                                                         Two World Trade Center,
                                                        New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, continued to experience robust growth during the twelve-month period ended November 30, 1999. As a result, the fixed-income markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity provided during last year's international economic difficulties. Between June and November the Fed changed monetary policy, raising the federal-funds rate 75 basis points in three moves, to 5.50 percent. By November long-term interest rates had risen to levels last seen more than two years ago.

MUNICIPAL MARKET OVERVIEW

Long-term insured municipal index yields began 1999 near a record low of 5.00 percent. By the end of November, this index yield had increased 100 basis points to 6.00 percent. Because the prices of bonds move inversely to changes in interest rates, higher yields have led to significantly lower bond prices. The increase in the index yield translated to a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market outperformed U.S. Treasury bonds early in the year but later gave ground. The ratio of municipal long-term yields to Treasury yields declined from 99 percent at the end of 1998 to 91 percent in May 1999, then reversed itself by rising to 95 percent by the end of November. A declining ratio means municipals have outperformed Treasuries, and a rising ratio indicates underperformance by municipals. Over the past five years the ratio has ranged from a high of 99 percent to a low of 82 percent.

Higher interest rates slowed municipal underwriting in 1999. New-issue volume declined 20 percent in the first 11 months. Refunding activity, the most interest-rate-sensitive component of supply, dropped 50 percent.

PORTFOLIO STRUCTURE

The average duration of the 10 single-state portfolios that make up Morgan Stanley Dean Witter Multi-State Municipal Series Trust was

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1999, continued


maintained at 7 years during the past 12 months. Average duration is a measure of sensitivity to interest-rate changes. Weighted average bond maturities ranged from 15 to 18 years and average call protection was 6 years. Several of the individual state portfolios hold issues in the refunded-bond category. These bonds have been refinanced and will be redeemed on the dates shown in the individual state portfolios.

On the following pages we have summarized details regarding the various state series for your convenience. Here you will find information on credit quality, duration, maturity, call protection, net asset values, distributions and performance. The accompanying charts compare the performance of each series to that of the Lehman Brothers Municipal Bond Index.

LOOKING AHEAD

The Federal Reserve Board raised interest rates twice in the summer and again in November 1999. These moves confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. We anticipate that the central bank may raise short-term interest rates further and influence the level of long-term rates. However, we believe municipal bonds continue to offer tax conscious investors good long-term value relative to Treasuries.

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

Charles A. Fiumefreddo                      Mitchell M. Merin
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999

                                ARIZONA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.53)%(1)   6.48%(1)     6.09%(1)
       (6.43)%(2)   5.61%(2)     5.59%(2)

                                    Fund    Lehman(4)
                    Apr 30, 1991     9.6      10
                    Nov 30, 1991    10.143    10.594
                    Nov 30, 1992    11.268    11.657
                    Nov 30, 1993    12.554    12.949
                    Nov 30, 1994    11.654    12.269
                    Nov 30, 1995    13.894    14.588
                    Nov 30, 1996    14.538    15.446
                    Nov 30, 1997    15.358    16.554
                    Nov 30, 1998    16.367    17.838
                    Nov 30, 1999    15.953(3) 17.647

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                CALIFORNIA


GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (3.10)%(1)  7.34%(1)    6.74%(1)
       (6.98)%(2)  6.46%(2)    6.25%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.588    10.833
                    Nov 30, 1992    11.671    11.92
                    Nov 30, 1993    13.162    13.241
                    Nov 30, 1994    12.022    12.546
                    Nov 30, 1995    14.445    14.917
                    Nov 30, 1996    15.442    15.795
                    Nov 30, 1997    16.433    16.927
                    Nov 30, 1998    17.679    18.241
                    Nov 30, 1999    17.130(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                FLORIDA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.70)%(1)  6.88%(1)    6.52%(1)
       (6.59)%(2)  6.01%(2)    6.03%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.449    10.833
                    Nov 30, 1992    11.589    11.92
                    Nov 30, 1993    13.002    13.241
                    Nov 30, 1994    12.055    12.546
                    Nov 30, 1995    14.411    14.917
                    Nov 30, 1996    15.135    15.795
                    Nov 30, 1997    16.059    16.927
                    Nov 30, 1998    17.275    18.241
                    Nov 30, 1999    16.810(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999, continued

                                MASSACHUSETTS

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.29)%(1)  7.17%(1)    6.86%(1)
       (6.20)%(2)  6.29%(2)    6.37%(2)


                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.548    10.833
                    Nov 30, 1992    11.727    11.92
                    Nov 30, 1993    13.259    13.241
                    Nov 30, 1994    12.236    12.546
                    Nov 30, 1995    14.755    14.917
                    Nov 30, 1996    15.503    15.795
                    Nov 30, 1997    16.538    16.927
                    Nov 30, 1998    17.701    18.241
                    Nov 30, 1999    17.296(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                MICHIGAN

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.40)%(1)  7.17%(1)    6.76%(1)
       (6.31)%(2)  6.30%(2)    6.27%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.516    10.833
                    Nov 30, 1992    11.754    11.92
                    Nov 30, 1993    13.197    13.241
                    Nov 30, 1994    12.132    12.546
                    Nov 30, 1995    14.642    14.917
                    Nov 30, 1996    15.387    15.795
                    Nov 30, 1997    16.389    16.927
                    Nov 30, 1998    17.574    18.241
                    Nov 30, 1999    17.152(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.





















                                MINNESOTA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.46)%(1)  6.72%(1)    6.06%(1)
       (6.36)%(2)  5.85%(2)    5.58%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.312    10.833
                    Nov 30, 1992    11.334    11.92
                    Nov 30, 1993    12.767    13.241
                    Nov 30, 1994    11.692    12.546
                    Nov 30, 1995    14.1      14.917
                    Nov 30, 1996    14.835    15.795
                    Nov 30, 1997    15.689    16.927
                    Nov 30, 1998    16.594    18.241
                    Nov 30, 1999    16.186(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999, continued

                                NEW JERSEY

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.44)%(1)  7.08%(1)    6.66%(1)
       (6.34)%(2)  6.21%(2)    6.17%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.521    10.833
                    Nov 30, 1992    11.714    11.92
                    Nov 30, 1993    13.123    13.241
                    Nov 30, 1994    12.079    12.546
                    Nov 30, 1995    14.445    14.917
                    Nov 30, 1996    15.158    15.795
                    Nov 30, 1997    16.218    16.927
                    Nov 30, 1998    17.432    18.241
                    Nov 30, 1999    17.007(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                NEW YORK

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.90)%(1)  7.42%(1)    6.83%(1)
       (6.79)%(2)  6.55%(2)    6.34%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.63     10.833
                    Nov 30, 1992    11.73     11.92
                    Nov 30, 1993    13.244    13.241
                    Nov 30, 1994    12.058    12.546
                    Nov 30, 1995    14.638    14.917
                    Nov 30, 1996    15.437    15.795
                    Nov 30, 1997    16.526    16.927
                    Nov 30, 1998    17.766    18.241
                    Nov 30, 1999    17.250(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999, continued

                                OHIO

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.29)%(1)  7.20%(1)    6.63%(1)
       (6.20)%(2)  6.33%(2)    6.14%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.402    10.833
                    Nov 30, 1992    11.558    11.92
                    Nov 30, 1993    13.083    13.241
                    Nov 30, 1994    11.991    12.546
                    Nov 30, 1995    14.511    14.917
                    Nov 30, 1996    15.243    15.795
                    Nov 30, 1997    16.26     16.927
                    Nov 30, 1998    17.371    18.241
                    Nov 30, 1999    16.974(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                PENNSYLVANIA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (3.02)%(1)  6.76%(1)    6.48%(1)
       (6.90)%(2)  5.90%(2)    5.99%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.442    10.833
                    Nov 30, 1992    11.64     11.92
                    Nov 30, 1993    13.112    13.241
                    Nov 30, 1994    12.084    12.546
                    Nov 30, 1995    14.458    14.917
                    Nov 30, 1996    15.22     15.795
                    Nov 30, 1997    16.212    16.927
                    Nov 30, 1998    17.283    18.241
                    Nov 30, 1999    16.762(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 1999 (unaudited)

                                                    ARIZONA        CALIFORNIA         FLORIDA       MASSACHUSETTS
                                                    SERIES           SERIES           SERIES           SERIES
--------------------------------------------------------------------------------------------------------------
Credit Ratings (1):
Aaa or AAA ..................................        50%               69%              74%              57%
Aa or AA ....................................        27                18               12               16
A or A ......................................        23                 7                7                9
Baa or BBB ..................................        --                 6                7               18
Ba or BB ....................................        --                --               --               --
Non-Rated (2) ...............................        --                --               --               --
Long-Term Portfolio Distribution by Call Date
  2000 ......................................         5%               --                5%               5%
  2001 ......................................         5                10%              11                8
  2002 ......................................        31                16               29               15
  2003 ......................................         6                 8                4               22
  2004 ......................................         9                --               --                4
  2005 ......................................         3                --                6                9
  2006 ......................................        --                12                7                7
  2007 ......................................        --                --                6               --
  2008 ......................................        15                18                6               12
  2009 ......................................         5                 6                7                4
  2010+ .....................................        21                30               19               14
Average Weighted (3):
  Maturity ..................................        16 Years          17 Years         17 Years         15 Years
  Call Protection ...........................         6 Years           8 Years          6 Years          6 Years
  Modified Duration .........................         7 Years           8 Years          7 Years          7 Years
Per Share Net Asset Value:
  November 30, 1998 .........................   $ 10.81           $ 11.22          $ 11.25          $ 11.33
  November 30, 1999 .........................   $  9.90           $ 10.18          $ 10.10          $ 10.45
Distributions (4) ...........................   $  0.65           $  0.71          $  0.87          $  0.63
Total Return (5):
  12 months ended 11/30/99 ..................    (2.53)%            (3.10)%         (2.70)%          (2.29)%

---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3) Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for 12 months ended November 30, 1999.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

    MICHIGAN           MINNESOTA         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
     SERIES             SERIES             SERIES             SERIES             SERIES             SERIES
-------------------------------------------------------------------------------------------------------------
        85%               33%                60%                41%                62%                 68%
        10                42                 21                 10                 23                  15
         5                11                  8                 34                  7                  13
        --                 8                  8                 10                  8                  --
        --                --                 --                 --                 --                  --
        --                 6                  3                  5                 --                   4

        --                 3%                 5%                --                  3%                 --
         9%                5                 10                 --                 14                  12%
        34                25                 25                 13%                27                  28
         7                30                  7                 11                  2                  13
        --                --                 --                  5                 --                  --
        14                --                 13                 15                 15                   4
         3                 5                  6                 25                 --                   4
        --                --                  3                  6                  7                   4
        23                18                 18                 11                 10                  21
         5                 8                 10                  5                 13                   6
         5                 6                  3                  9                  9                   8

        17 Years          15 Years           16 Years           17 Years           17 Years            18 Years
         5 Years           5 Years            5 Years            6 Years            6 Years             5 Years
         7 Years           7 Years            7 Years            7 Years            7 Years             7 Years

  $  11.19           $ 10.82            $ 11.15            $ 11.41            $ 11.15             $ 11.15
  $  10.03           $ 10.03            $ 10.22            $ 10.24            $ 10.27             $ 10.19
  $   0.91           $  0.53            $  0.67            $  0.86            $  0.63             $  0.64

    (2.40)%           (2.46)%            (2.44)%            (2.90)%            (2.29)%             (3.02)%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                             COUPON       MATURITY
 THOUSANDS                                                                              RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------
             ARIZONA TAX-EXEMPT MUNICIPAL BONDS (90.9%)
             General Obligation (13.2%)
   $ 1,000   Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ..........   5.25 %     07/01/15    $   956,860
             Phoenix,
     1,000     Refg Ser 1992 .........................................................   6.375      07/01/13      1,057,650
     1,000     Refg Ser 1999 B .......................................................   4.50       07/01/20        822,950
     1,000   Tucson, Refg Ser 1998 ...................................................   5.50       07/01/18        977,200
     1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) .........................   6.00       07/01/16      1,048,320
 ---------                                                                                                      -----------
     5,000                                                                                                        4,862,980
 ---------                                                                                                      -----------
             Educational Facilities Revenue (5.5%)
     1,000   Arizona Board of Regents, Arizona State University Ser 1992 A ...........   5.50       07/01/19        958,330
     1,000   University of Arizona, Telecommunications Ser 1991 COPs .................   6.50       07/15/12      1,058,030
 ---------                                                                                                      -----------
     2,000                                                                                                        2,016,360
 ---------                                                                                                      -----------
             Electric Revenue (4.5%)
       820   Salt River Project Agricultural Improvement & Power District,
               Refg 1992 Ser D .......................................................   6.25       01/01/27        831,119
     1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ................   4.50       07/01/19        835,580
 ---------                                                                                                      -----------
     1,820                                                                                                        1,666,699
 ---------                                                                                                      -----------
             Hospital Revenue (10.9%)
     2,000   Maricopa County Industrial Development Authority, Catholic Healthcare
               West 1992 Ser A (MBIA) ................................................   5.75       07/01/11      2,054,100
       865   Mesa Industrial Development Authority, Discovery Health Ser 1999 A
               (MBIA) ................................................................   5.875      01/01/16        867,396
     1,100   Pima County Industrial Development Authority, Carondelet Health
 ---------     Care Corp Ser 1993 (MBIA) .............................................   5.25       07/01/13      1,086,283
                                                                                                                -----------
     3,965                                                                                                        4,007,779
 ---------                                                                                                      -----------
             Industrial Development/Pollution Control Revenue (9.8%)
     1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
               Refg 1994 .............................................................   5.45       06/01/09        958,500
     1,000   Mohave County Industrial Development Authority, Citizens Utilities Co
               1993 Ser B (AMT) ......................................................   5.80       11/15/28        935,150
     1,700   Santa Cruz County Industrial Development Authority, Citizens Utilities Co
 ---------     Ser 1991 (AMT) ........................................................   7.15       02/01/23      1,722,899
                                                                                                                -----------
     3,700                                                                                                        3,616,549
 ---------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON      MATURITY
 THOUSANDS                                                                                   RATE         DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------
             Mortgage Revenue - Multi-Family (2.6%)
   $  925    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
   ------      (AMT) (AGRC) .............................................................    7.05 %     04/01/22    $  967,041
                                                                                                                    ----------
             Public Facilities Revenue (7.7%)
             Arizona,
      500      Refg Ser 1992 B COPs (AMBAC) .............................................    6.25       09/01/10       525,625
      500      Ser 1991 COPs (FSA) ......................................................    6.25       09/01/11       522,325
    1,000    Phoenix Civic Improvement Corporation, Phoenix Municipal
               Courthouse Sr Lien Excise Tax Ser 1999 A .................................    5.25       07/01/24       908,930
    1,000    Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
   ------      (AMBAC) ..................................................................    5.00       07/01/28       876,720
                                                                                                                    ----------
    3,000                                                                                                            2,833,600
   ------                                                                                                           ----------
             Transportation Facilities Revenue (10.5%)
    1,000    Phoenix, Street & Highway User Refg Ser 1993 ...............................    5.125      07/01/11       989,200
             Tucson,
    1,000      Street & Highway User Sr Lien Refg Ser 1993 ..............................    5.50       07/01/09     1,019,670
    1,000      Street & Highway User Sr Lien Refg Ser 1996 (MBIA) .......................    6.00       07/01/10     1,072,870
    1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A .................    4.75       07/01/38       791,870
   ------                                                                                                           ----------
    4,000                                                                                                            3,873,610
   ------                                                                                                           ----------
             Water & Sewer Revenue (18.3%)
      400    Arizona Wastewater Management Authority, Wastewater Ser 1992 A
               (AMBAC) ..................................................................    5.95       07/01/12       409,624
    1,000    Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
               (MBIA) ...................................................................    5.00       07/01/17       908,380
    1,000    Chandler, Water & Sewer Refg Ser 1992 (FGIC) ...............................    6.25       07/01/13     1,050,260
    1,000    Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ...........................    6.50       07/01/22     1,050,271
    1,000    Mesa, Utility Ser 1998 (MBIA) ..............................................    4.50       07/02/18       831,310
    1,000    Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993 ............    4.75       07/01/23       835,560
    1,000    Pima County Metropolitan Domestic Water Improvement District,
               Refg Ser 1999 (FGIC) .....................................................    4.875      01/01/19       877,250
    1,000    Scottsdale Water & Sewer Refg Ser 1998 E ...................................    4.50       07/01/23       807,640
   ------                                                                                                           ----------
    7,400                                                                                                            6,770,295
   ------                                                                                                           ----------
             Refunded (7.9%)
    1,150    Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
               Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ..............    6.25       09/01/11     1,216,654
      600    Arizona Wastewater Management Authority, Wastewater Refg Ser 1992 A
               (AMBAC) ..................................................................    5.95       07/01/02+      633,498
    1,000    Tucson, Water Refg Ser 1991 ................................................    6.50       07/01/01+    1,049,270
   ------                                                                                                           ----------
    2,750                                                                                                            2,899,422
   ------                                                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                           COUPON      MATURITY
 THOUSANDS                                                                            RATE         DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $  34,560   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 ---------   (Identified Cost $33,994,276).................................................................  $33,514,335
                                                                                                             -----------
             SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
       900   Maricopa County, Arizona Public Service Co Ser 1994 C (Demand 12/01/99)  3.75*%     05/01/29        900,000
     1,700   Tempe, Excise Tax Ser 1998 (Demand 12/01/99) ..........................  3.75*      07/01/23      1,700,000
 ---------                                                                                                   -----------
     2,600   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------   (Identified Cost $2,600,000) .................................................................    2,600,000
                                                                                                             -----------
 $  37,160   TOTAL INVESTMENTS (Identified Cost $36,594,276) (a) ..................                 98.0%     36,114,335
 =========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ......................                  2.0         752,859
                                                                                                 --------    -----------
             NET ASSETS ...........................................................                100.0%    $36,867,194
                                                                                                 ========    ===========

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
 *      Current coupon of variable rate demand obligation.
 +      Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $790,898 and the aggregate gross unrealized depreciation is $1,270,839, resulting in net unrealized depreciation of $479,941.

Bond Insurance:
---------------
AGRC    Asset Guaranty Reinsurance Company.
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON  MATURITY
 THOUSANDS                                                                                   RATE     DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (90.8%)
              General Obligation (12.4%)
              California,
  $ 2,000       Various Purpose 04/01/93 (FSA) ..........................................    5.50 %  04/01/19    $ 1,930,620
    2,000       Refg Dtd 10/01/98 (MBIA) ................................................    4.50    10/01/28      1,588,460
    2,500     Carlsbad Unified School District, Ser 1997 (FGIC) .........................    0.00    11/01/16        942,425
    3,000     Los Angeles Unified School District, 1997 Ser B (FGIC) ....................    5.00    07/01/23      2,647,920
    3,000     Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
                Ser 1996 (FGIC) .........................................................    5.80    09/01/22      2,973,510
    2,000     Puerto Rico, Public Improvement Ser 1998 (Secondary MBIA) .................    4.875   07/01/23      1,738,320
  -------                                                                                                        -----------
   14,500                                                                                                         11,821,255
  -------                                                                                                        -----------
              Educational Facilities Revenue (5.5%)
              California Educational Facilities Authority,
    1,360       Loyola Marymount University Refg Ser 1992 ...............................    6.00    10/01/14      1,387,581
    1,500       University of San Diego Refg Ser 1998 (AMBAC) ...........................    4.75    10/01/15      1,362,750
    2,500       University of Southern California Ser 1993 B ............................    5.80    10/01/15      2,534,300
  -------                                                                                                        -----------
    5,360                                                                                                          5,284,631
  -------                                                                                                        -----------
              Electric Revenue (9.8%)
    2,000     Burbank, Electric Ser 1998 (FSA) ..........................................    4.75    06/01/23      1,689,400
    2,000     Los Angeles Department of Water & Power, Refg Issue of 1993
                (Secondary AMBAC) .......................................................    5.375   09/01/23      1,871,400
    1,000     Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA) .............    5.625   11/15/15        994,250
    5,000     Southern California Public Power Authority, Mead - Phoenix (AMBAC) ........    5.15    07/01/15      4,772,900
  -------                                                                                                        -----------
   10,000                                                                                                          9,327,950
  -------                                                                                                        -----------
              Hospital Revenue (11.2%)
              California Health Facilities Financing Authority,
    2,000       Catholic Health Corp Ser 1992 A (MBIA) ..................................    6.00    07/01/13      2,084,280
    3,000       Scripps Memorial Hospitals Ser 1992 A (MBIA) ............................    6.375   10/01/22      3,061,290
    2,000     California Statewide Communities Development Authority, Cedars-Sinai
                Medical Center Ser 1992 COPs ............................................    6.50    08/01/12      2,157,240
    4,000     Duarte, City of Hope National Medical Center Ser 1999 A COPs ..............    5.25    04/01/19      3,420,400
  -------                                                                                                        -----------
   11,000                                                                                                         10,723,210
  -------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (1.6%)
    1,500     California Pollution Control Financing Authority, San Diego Gas &
  -------       Electric Co 1996 Ser A ..................................................    5.90    06/01/14      1,551,825
                                                                                                                 -----------
              Mortgage Revenue -- Multi-Family (2.2%)
    2,000     California Housing Finance Agency, Rental II 1992 Ser B ...................    6.70    08/01/15      2,092,080
  -------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --  CALIFORNIA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON        MATURITY
 THOUSANDS                                                                                  RATE           DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Single Family (5.0%)
 $    690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA) ..............  7.00 %        08/01/23     $    717,331
    2,880   California Rural Home Finance Authority, 1997 Ser A-2 (AMT) ..................  7.00          09/01/29        3,119,933
     935   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
 --------     Ser C ......................................................................  6.85          10/15/23          976,738
    4,505                                                                                                              ------------
 --------                                                                                                                 4,814,002
            Public Facilities Revenue (5.7%)                                                                           ------------
    2,000   San Diego County, Downtown Courthouse Refg 1998 COPs (AMBAC) .................  4.50          05/01/23        1,622,980
    2,000   San Francisco Redevelopment Agency, Ser 1998 (FSA) ...........................  5.00          07/01/25        1,751,800
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C ..............  6.375         09/01/13        2,094,400
 --------                                                                                                              ------------
    6,000                                                                                                                 5,469,180
 --------                                                                                                              ------------
            Tax Allocation Revenue (1.1%)
    1,000   Industry Urban-Development Agency, Transportation-Distribution-Industrial
 --------     Redev Proj #3 1992 Refg ....................................................  6.90          11/01/16        1,056,050

            Transportation Facilities Revenue (9.7%)                                                                   ------------
    5,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999
              (MBIA) .....................................................................  5.125         01/15/19        4,574,950
    2,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991-B ...........  6.50          07/01/13        2,097,280
    6,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refg
 --------     Ser 1997 A (MBIA) ..........................................................  0.00          01/15/15        2,541,780
   13,000                                                                                                              ------------
 --------                                                                                                                 9,214,010
            Water & Sewer Revenue (14.6%)                                                                              -------------

   1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) .............................  6.25          10/01/12        1,101,310
            East Bay Municipal Utility District,
    3,000     Water Refg Ser 1992 ........................................................  6.00          06/01/20        3,012,870
    2,000     Water Refg Ser 1998 (MBIA) .................................................  4.75          06/01/34        1,624,960
    2,000   Metropolitan Water District of Southern California, Waterworks 1997 Ser A       5.00          07/01/26        1,747,760
    2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A .............  6.00          11/01/15        2,024,920
    3,000   Santa Rosa, Wastewater Refg 1996 Ser A (FGIC) ................................  4.75          09/01/16        2,685,810
    2,000   Stockton, Wastewater 1998 Ser A COPs (MBIA) ..................................  5.00          09/01/23        1,759,820
 --------                                                                                                              ------------
   15,000                                                                                                                13,957,450
 --------                                                                                                              ------------
            Refunded (12.0%)
    2,000   Los Angeles County, 1991 Master Refg COPs ....................................  6.708         05/01/01+       2,104,940
    4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) .....................  6.30          04/27/06+       4,382,040
    5,000   California Statewide Communities Development Authority, UniHealth
 --------     America 1993 Ser A COPs (AMBAC) (ETM) ......................................  5.50          10/01/14        5,014,100
   11,000                                                                                                              ------------
 --------                                                                                                                11,501,080
                                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------
 $ 94,865     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
 --------     (Identified Cost $87,644,283)................................................................    $86,812,723
                                                                                                               -----------
              SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.8%)
    1,800     California Economic Development Financing Authority, Independent
                System Operator Corp 1998 Ser D (Demand 12/01/99) .................    3.70*%      04/01/08      1,800,000
    4,000     California Statewide Communities Development Authority, Sutter Health
                Ser 1995 COPs (AMBAC) (Demand 12/01/99) ...........................    3.55*       08/15/27      4,000,000
    1,600     Irvine Ranch Water District, Ser 1993 A (Demand 12/01/99) ...........    3.85*       05/01/09      1,600,000
 --------                                                                                                      -----------
    7,400     TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------     (Identified Cost $7,400,000).................................................................      7,400,000
                                                                                                               -----------
 $102,265     TOTAL INVESTMENTS (Identified Cost $95,044,283) (a).............................        98.6%     94,212,723
 ========     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................         1.4       1,302,584
                                                                                                   --------    -----------
              NET ASSETS .....................................................................       100.0%    $95,515,307
                                                                                                   ========    ===========

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
 +      Prerefunded to call date shown.
 *      Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,269,928 and the aggregate gross unrealized depreciation is $3,101,488, resulting in net unrealized depreciation of $831,560.

Bond Insurance:
---------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (86.7%)
            General Obligation (2.9%)
  $ 1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40 %     06/01/19    $ 1,557,075
  -------                                                                                                         -----------
            Educational Facilities Revenue (2.8%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
  -------     Aeronautical University Ser 1996 A ......................................... 6.125      10/15/16      1,506,495
                                                                                                                  -----------
            Electric Revenue (17.5%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50       10/01/14      2,001,200
            Lakeland,
    4,000     Electric & Water Refg Ser 1999 A (MBIA) .................................... 0.00       10/01/14      1,735,040
    1,000     Electric & Water Refg Ser 1999 B (FSA) ..................................... 6.05       10/01/14      1,061,470
    1,000   Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25       10/01/14        974,790
            Puerto Rico Electric Power Authority,
    2,000     Power Ser O ................................................................ 5.00       07/01/12      1,916,940
    2,000     Power Ser DD (FSA) ......................................................... 4.50       07/01/19      1,671,160
  -------                                                                                                         -----------
   12,000                                                                                                           9,360,600
  -------                                                                                                         -----------
            Hospital Revenue (9.4%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching Hospital &
              Clinics Ser 1996 A (MBIA) .................................................. 6.25       12/01/11      1,079,310
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60       02/01/21      1,055,900
    1,000   Orange County Health Facilities Authority, Adventist Health/Sunbelt
              Ser 1995 (AMBAC) ........................................................... 5.25       11/15/20        910,070
      935   Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) .......................................................... 6.25       09/01/15        979,917
    1,000   Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50       11/15/14        998,960
  -------                                                                                                         -----------
    4,935                                                                                                           5,024,157
  -------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (9.5%)
            Citrus County,
      500     Florida Power Corp Refg Ser 1992 B ......................................... 6.35       02/01/22        506,215
    2,000     Florida Power Corp Refg Ser 1992 A ......................................... 6.625      01/01/27      2,054,380
    1,500   St Johns County Industrial Development Authority, Professional Golf Hall
              of Fame Ser 1996 (MBIA) .................................................... 5.80       09/01/16      1,511,940
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ..................... 6.70       05/01/27      1,040,900
  -------                                                                                                         -----------
    5,000                                                                                                           5,113,435
  -------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                             COUPON        MATURITY
 THOUSANDS                                                                              RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Single Family (3.3%)
 $    245   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) ........... 7.00 %       03/01/13    $   251,169
      225   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT) ........ 7.90         03/01/22        232,459
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85         10/15/23      1,284,907
 --------                                                                                                        -----------
    1,700                                                                                                          1,768,535
 --------                                                                                                        -----------
            Public Facilities Revenue (1.9%)
    1,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) ....................... 5.75         06/01/13      1,040,070
 --------                                                                                                        -----------
            Recreational Facilities Revenue (1.9%)
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ............... 6.15         10/01/20      1,015,320
 --------                                                                                                        -----------
            Resource Recovery Revenue (2.0%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ........................... 6.50         10/01/13      1,049,810
 --------                                                                                                        -----------
            Transportation Facilities Revenue (20.0%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) ............................. 6.60         10/01/22      1,064,870
            Greater Orlando Aviation Authority,
    1,000     Ser 1997 (AMT) (FGIC) ................................................... 5.75         10/01/11      1,032,000
      750     Ser 1992 A (AMT) (FGIC) ................................................. 6.50         10/01/12        795,105
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) .................................................. 5.60         10/01/19        972,160
    1,500   Lee County, Refg Ser 1991 (AMBAC) ......................................... 6.00         10/01/17      1,508,640
    3,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (AMBAC) ......................... 5.95         10/01/22      3,013,020
    1,500   Osceola County, Osceola Parkway (MBIA) .................................... 6.10         04/01/17      1,556,385
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75         07/01/38        791,870
 --------                                                                                                        -----------
   10,750                                                                                                         10,734,050
 --------                                                                                                        -----------
            Water & Sewer Revenue (13.5%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ................................ 5.50         10/01/25      1,894,420
    1,500   Florida Governmental Utility Authority, Golden Gate Ser 1999 (AMBAC) ...... 5.25         07/01/18      1,408,455
    2,000   Lee County, Water & Sewer 1999 Ser A (AMBAC) .............................. 4.75         10/01/23      1,682,760
    1,000   Sunrise, Utility Refg Ser 1998 (AMBAC) .................................... 5.50         10/01/18        980,390
    1,500   Tampa Bay Water, Utility Ser 1998 B (FGIC) ................................ 4.75         10/01/27      1,240,650
 --------                                                                                                        -----------
    8,000                                                                                                          7,206,675
 --------                                                                                                        -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                          COUPON           MATURITY
 THOUSANDS                                                                           RATE              DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
              Refunded (2.0%)
  $ 1,000     South Broward Hospital District, Ser 1991 B & C (AMBAC) ...........      6.611%          05/01/01+     $ 1,047,620
  -------                                                                                                            -----------
   49,385     TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
  -------     (Identified Cost $46,610,954)..................................................................         46,423,842
                                                                                                                     -----------
              SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.7%)
    2,500     Collier County Health Facilities Authority, Cleveland Clinic
                Foundation Ser 1999 (Demand 12/01/99) ...........................      3.70*           01/01/33        2,500,000
    2,700     Jacksonville Pollution Control Financing Authority, Florida Power &
              Light Co Ser 1995 (Demand 12/01/99) ...............................      3.80*           05/01/29        2,700,000
  -------                                                                                                            -----------
    5,200     TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------     (Identified Cost $5,200,000)...................................................................          5,200,000
                                                                                                                     -----------
  $54,585     TOTAL INVESTMENTS (Identified Cost $51,810,954) (a)............................            96.4%        51,623,842
  =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ................................             3.6          1,931,130
                                                                                                     --------        -----------
              NET ASSETS ....................................................................           100.0%       $53,554,972
                                                                                                     ========        ===========

---------------
AMT      Alternative Minimum Tax.
 *       Current coupon of variable rate demand obligation.
 +       Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,181,182 and the aggregate gross unrealized depreciation is $1,368,294, resulting in net unrealized depreciation of $187,112.

Bond Insurance:
---------------

  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
  MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (92.3%)
            Educational Facilities Revenue (23.5%)
            Massachusetts Health & Educational Facilities Authority,
   $  400     Boston University 1991 Ser K & L (MBIA) .............................. 6.66 %     10/01/31    $   418,176
      500     Brandeis University 1998 Ser I (MBIA) ................................ 4.75       10/01/28        408,350
      400     Suffolk University Ser B (Connie Lee) ................................ 6.25       07/01/12        417,620
      300     Suffolk University Ser C (Connie Lee) ................................ 5.75       07/01/26        287,010
      500     University of Massachusetts Foundation Inc/Medical School Research
                Ser A (Connie Lee) ................................................. 6.00       07/01/23        496,230
            Massachusetts Industrial Finance Agency,
      500     College of The Holy Cross 1996 Issue (MBIA) .......................... 5.50       03/01/16        488,410
      300     Mount Holyoke College Refg Ser 1992 A (MBIA) ......................... 6.30       07/01/13        313,308
   ------                                                                                                   -----------
    2,900                                                                                                     2,829,104
   ------                                                                                                   -----------
            Electric Revenue (8.5%)
      500   Massachusetts Municipal Wholesale Electric Company, Power Supply
              1992 Ser C ........................................................... 6.625      07/01/18        511,530
      500   Puerto Rico Electric Power Authority, Power Ser X ...................... 6.00       07/01/15        508,795
   ------                                                                                                   -----------
    1,000                                                                                                     1,020,325
   ------                                                                                                   -----------
            Hospital Revenue (16.8%)
      500   Boston, Boston City Hospital - FHA Insured Mtge Refg Ser B ............. 5.75       02/15/13        500,320
            Massachusetts Health & Educational Facilities Authority,
      500     Lahey Clinic Medical Center Ser B (MBIA) ............................. 5.625      07/01/15        490,570
    1,000     Massachusetts General Hospital Ser F (AMBAC) ......................... 6.00       07/01/15      1,031,460
   ------                                                                                                   -----------
    2,000                                                                                                     2,022,350
   ------                                                                                                   -----------
            Industrial Development/Pollution Control Revenue (8.1%)
    1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993 5.875      08/01/08        970,540
   ------                                                                                                   -----------
            Mortgage Revenue -- Multi-Family (3.9%)
      460   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)    6.60       07/01/14        478,096
   ------                                                                                                   -----------
            Mortgage Revenue -- Single Family (1.9%)
      220   Massachusetts Housing Finance Agency, Ser 21 (AMT) ..................... 7.125      06/01/25        227,020
   ------                                                                                                   -----------
            Student Loan Revenue (4.5%)
      105   Massachusetts Educational Facilities Authority, Education Loan Issue D
              Ser A 1991 (AMT) (MBIA) .............................................. 7.25       01/01/09        108,902
      400   New England Education Loan Marketing Corporation, 1992 Sub Issue H
            (AMT) .................................................................. 6.90       11/01/09        431,060
   ------                                                                                                   -----------
      505                                                                                                       539,962
   ------                                                                                                   -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON       MATURITY
 THOUSANDS                                                                           RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (8.5%)
  $   500   Massachusetts Bay Transportation Authority, 1998 Ser A (MBIA) .......... 5.50%        03/01/15    $   495,880
      500   Massachusetts Port Authority, Refg Ser 1998 A .......................... 5.75         07/01/12        521,385
  -------                                                                                                     -----------
    1,000                                                                                                       1,017,265
  -------                                                                                                     -----------
            Water & Sewer Revenue (12.0%)
      500   Boston Water & Sewer Commission, 1992 Ser A ............................ 5.75         11/01/13        515,770
      500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .............. 5.70         02/01/12        511,760
      500   Massachusetts Water Resources Authority, 1998 Ser A (FSA) .............. 4.75         08/01/27        410,115
  -------                                                                                                     -----------
    1,500                                                                                                       1,437,645
  -------                                                                                                     -----------
            Refunded (4.6%)
      500   Massachusetts, Refg 1992 Ser B (ETM) ................................... 6.50         08/01/08        551,825
  -------                                                                                                     -----------
   11,085   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $10,960,050).................................................................     11,094,132
                                                                                                              -----------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.8%)
            Massachusetts Health & Educational Facilities Authority,
      300     Capital Assets Ser D (MBIA) (Demand 12/01/99) ........................ 3.80*        01/01/35        300,000
      400     Wellesley College Ser G (Demand 12/01/99) ............................ 3.60*        07/01/39        400,000
  -------                                                                                                     -----------
      700   TOTAL SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $700,000) ...................................................................        700,000
                                                                                                              -----------
  $11,785   TOTAL INVESTMENTS (Identified Cost $11,660,050) (a) .............................        98.1%     11,794,132
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................         1.9         234,432
                                                                                                  --------    -----------
            NET ASSETS ......................................................................       100.0%    $12,028,564
                                                                                                  ========    ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $358,176 and the aggregate gross unrealized depreciation is $224,094, resulting in net unrealized appreciation of $134,082.

Bond Insurance:
---------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FSA      Financial Security Assurance Inc.
  MBIA      Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES PORTFOLIO OF INVESTMENTS November 30, 1999


 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (89.5%)
            General Obligation (14.6%)
 $    300   Berkley School District, 1999 Refg (FGIC) ................................. 4.75 %     01/01/19    $   257,100
      500   Chelsea School District, Bldg & Site Refg 1998 (FGIC) ..................... 5.00       05/01/25        432,850
      500   Detroit, Ser 1997-A (MBIA) ................................................ 5.00       04/01/18        446,860
      445   Mona Shores Public Schools, 1995 Bldg & Site (FGIC) ....................... 5.80       05/01/17        445,294
      500   Southgate Community School District, Refg Ser 1999 (FGIC) ................. 5.75       05/01/15        502,860
      200   Puerto Rico, Public Impr Ser 1998 (Secondary MBIA) ........................ 4.875      07/01/23        173,832
 --------                                                                                                      -----------
    2,445                                                                                                        2,258,796
 --------                                                                                                      -----------
            Educational Facilities Revenue (10.3%)
      800   Central Michigan University, Refg Ser 1993 (AMBAC) ........................ 5.50       10/01/10        809,400
      800   Oakland University, Board of Trustees, Ser 1995 (MBIA) .................... 5.75       05/15/26        774,648
 --------                                                                                                      -----------
    1,600                                                                                                        1,584,048
 --------                                                                                                      -----------
            Electric Revenue (6.0%)
      500   Wyandotte, Electric Refg 1992 (MBIA) ...................................... 6.25       10/01/17        509,955
      500   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .................. 4.50       07/01/19        417,790
 --------                                                                                                      -----------
    1,000                                                                                                          927,745
 --------                                                                                                      -----------
            Hospital Revenue (5.7%)
      500   Grand Traverse County Hospital, Munson Healthcare Ser 1998 A (AMBAC)....... 4.75       07/01/22        410,910
      500   Michigan Hospital Finance Authority, Mercy Health 1996 Ser R (AMBAC) ...... 5.375      08/15/16        471,795
 --------                                                                                                      -----------
    1,000                                                                                                          882,705
 --------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (3.5%)
      500   Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT) (MBIA) ... 6.875      09/01/22        533,245
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (11.3%)
            Michigan Housing Development Authority,
      465     Rental 1992 Ser A ....................................................... 6.60       04/01/12        487,571
      795     1992 Ser A (FSA) ........................................................ 6.50       04/01/23        831,737
      400     Ser 1990 A (AMT) ........................................................ 7.70       04/01/23        417,580
 --------                                                                                                      -----------
    1,660                                                                                                        1,736,888
 --------                                                                                                      -----------
            Public Facilities Revenue (6.1%)
      500   Michigan Building Authority, Refg Ser I ................................... 6.25       10/01/20        508,965
      500   Michigan House of Representatives, Capital Outlook LLC COPs (AMBAC) ....... 5.00       08/15/20        439,505
 --------                                                                                                      -----------
    1,000                                                                                                          948,470
 --------                                                                                                      -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                        COUPON       MATURITY
 THOUSANDS                                                                         RATE          DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (8.5%)
            Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
 $    250     Ser 1991 B (AMT) (MBIA) ........................................... 6.75%         12/01/21    $   263,525
      500     Ser 1998 B (MBIA) ................................................. 4.875         12/01/23        421,665
      800   Puerto Rico Highway & Transportation Authority, Ser 1998 A .......... 4.75          07/01/38        633,496
 --------                                                                                                   -----------
    1,550                                                                                                     1,318,686
 --------                                                                                                   -----------
            Water & Sewer Revenue (5.4%)
      400   Detroit, Water Supply Refg Ser 1992 (FGIC) .......................... 6.375         07/01/22        421,080
      500   Grand Rapids, Water Ser 1998 A (FGIC) ............................... 4.75          01/01/28        409,495
 --------                                                                                                   -----------
      900                                                                                                       830,575
 --------                                                                                                   -----------
            Refunded (18.1%)
            Detroit,
    1,000     Sewer Refg Ser 1993 A (FGIC) ...................................... 5.70          07/01/03+     1,045,050
    1,000     Water Supply Refg Ser 1992 (FGIC) ................................. 6.375         07/01/02+     1,059,460
      655   Holly Area School District, 1995 Bldg & Site (FGIC) ................. 5.375         05/01/05+       680,361
 --------                                                                                                   -----------
    2,655                                                                                                     2,784,871
 --------                                                                                                   -----------
   14,310   TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $13,973,064)...............................................................     13,806,029
                                                                                                            -----------
            SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
      500   Delta County Economic Development Corporation, Mead-Escanaba
              Paper Co Ser 1985 C (Demand 12/01/99) ............................. 3.80*         12/01/23        500,000
      600   Royal Oak Hospital Finance Authority, William Beaumont Hospital
 --------     Ser 1996 J (Demand 12/01/99) ...................................... 3.75*         01/01/03        600,000
                                                                                                            -----------
    1,100   TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $1,100,000) ...............................................................      1,100,000
 --------                                                                                                   -----------
 $ 15,410   TOTAL INVESTMENTS (Identified Cost $15,073,064) (a) ..........................         96.6%     14,906,029
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................          3.4         520,169
                                                                                                 -------    -----------
            NET ASSETS ...................................................................        100.0%    $15,426,198
                                                                                                ========    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
 +       Prerefunded to call date shown.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $340,807 and the aggregate gross unrealized depreciation is $507,842, resulting in net unrealized depreciation of $167,035.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                              COUPON    MATURITY
 THOUSANDS                                                                               RATE       DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (91.8%)
            General Obligation (15.3%)
   $  300   Minneapolis, Various Purpose Refg Ser 1998 D .............................. 5.00 %     12/01/17    $  275,601
      300   Minnesota, Various Purpose Refg Ser 1998 .................................. 5.00       06/01/16       278,943
      300   Park Rapids Independent School District #309, School Building Ser 1999
              (MBIA) .................................................................. 4.75       02/01/21       256,638
      300   Waconia Independent District #110, Ser 1999 A ............................. 4.875      02/01/22       259,851
   ------                                                                                                      ----------
    1,200                                                                                                       1,071,033
   ------                                                                                                      ----------
            Educational Facilities Revenue (17.3%)
      200   Minnesota Higher Education Facilities Authority, Northfield St Olaf
              College 1992 ............................................................ 6.40       10/01/21       204,894
    1,000   University of Minnesota, Ser 1993 A ....................................... 4.80       08/15/03     1,010,400
   ------                                                                                                      ----------
    1,200                                                                                                       1,215,294
   ------                                                                                                      ----------
            Electric Revenue (4.3%)
      300   Western Minnesota Municipal Power Agency, Refg 1996 Ser A (AMBAC) ......... 5.50       01/01/12       303,495
   ------                                                                                                      ----------
            Hospital Revenue (10.0%)
      300   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ............. 5.45       05/15/13       298,635
            Rochester,
      200     Mayo Foundation/Mayo Medical Ser 1992 I ................................. 5.75       11/15/21       197,296
      200     Mayo Foundation/Mayo Medical Ser 1992 F ................................. 6.25       11/15/21       208,272
   ------                                                                                                      ----------
      700                                                                                                         704,203
   ------                                                                                                      ----------
            Industrial Development/Pollution Control Revenue (10.0%)
      200   Anoka County, United Power Assoc NRU-CFC-Gtd Ser 1987 A (AMT) ............. 6.95       12/01/08       206,404
      300   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ...................... 6.00       07/01/22       286,266
            Minneapolis Community Development Agency,
      100     Ltd Tax Supported Common Bond Fund Ser 1991-3 ........................... 8.25       12/01/11       106,315
      100     Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ..................... 8.00       12/01/16       105,868
   ------                                                                                                      ----------
      700                                                                                                         704,853
   ------                                                                                                      ----------
            Mortgage Revenue - Multi-Family (3.0%)
      200   Minnesota Housing Finance Agency, Ser 1992 A .............................. 6.95       08/01/17       208,386
   ------                                                                                                      ----------
            Mortgage Revenue - Single Family (10.3%)
      120   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase IX
              Ser 1991 (AMT) .......................................................... 7.25       08/01/21       123,313
            Minnesota Housing Finance Agency,
      405     Ser 1992 C-1 (AMT) ...................................................... 6.75       07/01/23       412,974
      185     Ser 1992 H (AMT) ........................................................ 6.50       01/01/26       186,656
   ------                                                                                                      ----------
      710                                                                                                         722,943
   ------                                                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE          DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (7.2%)
  $   500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Group
  -------     Health Plan Inc Ser 1992 .................................................... 6.75 %       12/01/13    $  504,860
                                                                                                                     ----------
            Transportation Facilities Revenue (3.7%)
      300   Minnesota Public Facilities Authority, Metropolitan Council Ser 1999 A ........ 4.75         03/01/20       258,240
  -------                                                                                                            ----------
            Water & Sewer Revenue (5.0%)
      400   Minnesota Public Facilities Authority, Water Pollution Control 1998 Ser A ..... 4.75         03/01/19       346,208
  -------                                                                                                            ----------
            Refunded (5.7%)
      400   Saint Paul Housing & Redevelopment Authority, Civic Center Ser 1993 (ETM)       5.45         11/01/13       401,960
  -------                                                                                                            ----------
    6,610   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $6,535,314) ........................................................................     6,441,475
                                                                                                                     ----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
      100   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand 12/01/99) ........... 3.80*        12/01/21       100,000
      300   Minneapolis & Saint Paul Housing & Redevelopment Authority, Children's
  -------     Health Care Ser 1995 B (FSA) (Demand 12/01/99) .............................. 3.75*        08/15/25       300,000
                                                                                                                     ----------
      400   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $400,000) ..........................................................................       400,000
                                                                                                                     ----------
  $ 7,010   TOTAL INVESTMENTS (Identified Cost $6,935,314)(a) ......................................        97.5%     6,841,475
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................................         2.5        179,011
                                                                                                         --------    ----------
            NET ASSETS .............................................................................       100.0%    $7,020,486
                                                                                                         ========    ==========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $106,029 and the aggregate gross unrealized depreciation is $199,868, resulting in net unrealized depreciation of $93,839.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                           COUPON     MATURITY
 THOUSANDS                                                                            RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (89.7%)
            General Obligation (4.7%)
            New Jersey,
 $  1,000     Refg Ser F ............................................................ 5.25 %     08/01/14    $   976,940
    1,000     Ser 1998 .............................................................. 4.50       03/01/18        843,540
 --------                                                                                                    -----------
    2,000                                                                                                      1,820,480
 --------                                                                                                    -----------
            Educational Facilities Revenue (16.8%)
            New Jersey Economic Development Authority,
    1,000     Educational Testing Service Ser 1998 A (MBIA) ......................... 4.75       05/15/25        848,250
    1,000     The Lawrenceville School Ser A 1996 ................................... 5.75       07/01/16      1,001,960
      500     The Seeing Eye Inc 1991 ............................................... 7.30       04/01/11        515,620
            New Jersey Educational Facilities Authority,
    1,000     Drew University 1998 Ser C (MBIA) ..................................... 5.00       07/01/17        917,650
    1,000     Princeton University Ser 1999 A ....................................... 4.75       07/01/25        844,420
      500   Rutgers, The State University Refg Ser R ................................ 6.50       05/01/13        528,795
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA) ................... 5.00       09/01/17      1,828,080
 --------                                                                                                    -----------
    7,000                                                                                                      6,484,775
 --------                                                                                                    -----------
            Electric Revenue (5.0%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ....................... 5.00       07/01/12      1,916,940
 --------                                                                                                    -----------
            Hospital Revenue (6.7%)
            New Jersey Health Care Facilities Financing Authority,
    1,000     AHS Hospital Corp Ser 1997 A (AMBAC) .................................. 6.00       07/01/13      1,056,190
    1,000     Atlantic City Medical Center Ser C .................................... 6.80       07/01/11      1,057,700
      465     Robert Wood Johnson University Hospital Ser B (MBIA) .................. 6.625      07/01/16        486,153
 --------                                                                                                    -----------
    2,465                                                                                                      2,600,043
 --------                                                                                                    -----------
            Industrial Development/Pollution Control Revenue (6.5%)
      500   Middlesex County Pollution Control Financing Authority, Amerada Hess Corp
              Refg Ser 1992 ......................................................... 6.875      12/01/22        523,830
    1,000   New Jersey Economic Development Authority, Elizabethtown Water Co
              1995 Ser (AMT) (MBIA) ................................................. 5.60       12/01/25        957,800
    1,000   Salem County Pollution Control Financing Authority, E I du Pont de
              Nemours & Co 1992 Ser A (AMT) ......................................... 6.125      07/15/22      1,004,500
 --------                                                                                                    -----------
    2,500                                                                                                      2,486,130
 --------                                                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Multi-Family (9.3%)
            New Jersey Housing & Mortgage Finance Agency,
 $  2,000     1995 Ser A (AMBAC) ......................................................... 6.00 %       11/01/14    $ 2,022,520
    1,000     Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 ......... 7.00         05/01/30      1,050,730
      500     Rental 1991 Ser A (AMT) .................................................... 7.25         11/01/22        516,850
 --------                                                                                                           -----------
    3,500                                                                                                             3,590,100
 --------                                                                                                           -----------
            Nursing & Health Related Facilities Revenue (2.4%)
      895   New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------     -- FHA Insured Mortgage Refg Ser B ......................................... 6.50         02/01/22        919,478
                                                                                                                    -----------
            Public Facilities Revenue (2.3%)
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------     (AMBAC) .................................................................... 5.00         07/01/28        876,720
                                                                                                                    -----------
            Recreational Facilities Revenue (5.8%)
            New Jersey Sports & Exposition Authority,
    1,500     State Contract 1993 Ser A .................................................. 5.50         09/01/23      1,431,075
    1,000     State Contract 1998 Ser A (MBIA) ........................................... 4.50         03/01/24        821,660
 --------                                                                                                           -----------
    2,500                                                                                                             2,252,735
 --------                                                                                                           -----------
            Resource Recovery Revenue (2.3%)
      900   Warren County Pollution Control Financing Authority, Warren Energy
 --------     Resource Co Ltd Partnership Ser 1984 (MBIA) ................................ 6.60         12/01/07        893,286
                                                                                                                    -----------
            Transportation Facilities Revenue (15.2%)
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................... 5.50         01/01/26        948,290
    1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ....................... 6.25         01/01/14      1,560,045
    1,000   New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................. 4.50         06/15/19        829,730
    1,000   New Jersey Turnpike Authority, Ser 1991 C .................................... 5.75         01/01/11      1,002,750
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) .......... 5.75         05/01/15      1,506,210
 --------                                                                                                           -----------
    6,000                                                                                                             5,847,025
 --------                                                                                                           -----------
            Water & Sewer Revenue (12.7%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 ................... 5.75         05/01/17        995,590
    1,000   Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................... 4.75         12/15/15        894,180
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)....... 5.25         07/15/17        950,300
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ............ 6.00         07/15/13      1,039,010
    1,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .................... 5.75         12/01/13      1,016,040
 --------                                                                                                           -----------
    5,000                                                                                                             4,895,120
 --------                                                                                                           -----------
   35,760   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $34,780,691) ......................................................................     34,582,832
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON        MATURITY
 THOUSANDS                                                                             RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.8%)
            New Jersey Economic Development Authority,
 $  1,500     Natural Gas Co Ser 1995 A (AMT) (AMBAC) (Demand 12/01/99) ............. 3.65*%         08/01/30    $ 1,500,000
    1,700     United Water Inc Ser 1996 B (AMBAC) (Demand 12/01/99) ................. 3.85*          11/01/25      1,700,000
      200   Union County Industrial Pollution Control Financing Authority, Exxon Corp
 --------     Ser 1994 (Demand 12/01/99) ............................................ 3.15*          07/01/33        200,000
                                                                                                                 -----------
    3,400   TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $3,400,000) ....................................................................      3,400,000
                                                                                                                 -----------
 $ 39,160   TOTAL INVESTMENTS (Identified Cost $38,180,691) (a) ................................        98.5%     37,982,832
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................         1.5         583,550
                                                                                                     --------    -----------
            NET ASSETS .........................................................................       100.0%    $38,566,382
                                                                                                     ========    ===========

---------------
AMT      Alternative Minimum Tax.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $908,720 and the aggregate gross unrealized depreciation is $1,106,579, resulting in net unrealized depreciation of $197,859.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                         COUPON      MATURITY
 THOUSANDS                                                                          RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
              NEW YORK TAX-EXEMPT MUNICIPAL BONDS (88.2%)
              General Obligation (12.6%)
 $    500     New York City, 1995 Ser D (MBIA) .................................... 6.20 %     02/01/07    $   536,110
      500     New York State, Refg Ser 1995 B ..................................... 5.70       08/15/13        506,855
      300     Puerto Rico, Public Improvement Refg Ser 1992 A ..................... 6.00       07/01/14        304,656
 --------                                                                                                  -----------
    1,300                                                                                                    1,347,621
 --------                                                                                                  -----------
              Educational Facilities Revenue (20.3%)
      500     Hempstead Industrial Development Agency, Hofstra University Ser 1996
                (MBIA) ............................................................ 5.80       07/01/15        505,695
              New York State Dormitory Authority,
      300       Cooper Union Ser 1996 (AMBAC) ..................................... 5.375      07/01/16        287,442
      400       Manhattan College Ser 1992 (AGRC) ................................. 6.50       07/01/19        410,948
      500       State University Ser 1993 A ....................................... 5.25       05/15/15        474,610
      500       University of Rochester Ser 1993 A ................................ 5.625      07/01/12        500,090
 --------                                                                                                  -----------
    2,200                                                                                                    2,178,785
 --------                                                                                                  -----------
              Electric Revenue (6.3%)
      300     Long Island Power Authority, Ser 1998 A (FSA) ....................... 5.125      12/01/22        267,138
      400     Puerto Rico Electric Power Authority, Power Ser X ................... 6.00       07/01/15        407,036
 --------                                                                                                  -----------
      700                                                                                                      674,174
 --------                                                                                                  -----------
              Industrial Development/Pollution Control Revenue (13.9%)
      400     New York City Industrial Development Agency, Japan Airlines Co 1991
                (AMT) (FSA) ....................................................... 6.00       11/01/15        416,096
    1,000     New York State Energy Research & Development Authority, Brooklyn
 --------       Union Gas Co 1991 Ser A & B (AMT) ................................. 6.952      07/01/26      1,074,180
                                                                                                           -----------
    1,400                                                                                                    1,490,276
 --------                                                                                                  -----------
              Mortgage Revenue - Single Family (4.9%)
      500     New York State Mortgage Agency, Homeowner Ser 27 .................... 6.90       04/01/15        529,225
 --------                                                                                                  -----------
              Nursing & Health Related Facilities Revenue (3.7%)
      500     New York City Industrial Development Agency, Lighthouse International
 --------       Ser 1998 (MBIA) ................................................... 4.50       07/01/23        399,555
                                                                                                           -----------
              Public Facilities Revenue (9.1%)
      500     New York City Cultural Resources Trust, The New York Botanical Garden
                Ser 1996 (MBIA) ................................................... 5.75       07/01/16        501,190
      500     New York State Urban Development Corporation, Correctional
                1998 Ser B (AMBAC) ................................................ 5.25       01/01/16        472,460
 --------                                                                                                  -----------
    1,000                                                                                                      973,650
 --------                                                                                                  -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                    COUPON      MATURITY
 THOUSANDS                                                                                     RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (4.9%)
  $   500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ...................     6.65 %     04/01/05     $   528,020
  -------                                                                                                              -----------
            Transportation Facilities Revenue (8.7%)
      550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA) .....     5.75       01/01/25         534,331
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ...................     4.75       07/01/38         395,935
  -------                                                                                                              -----------
    1,050                                                                                                                  930,266
  -------                                                                                                              -----------
            Water & Sewer Revenue (3.8%)
      500   New York City Municipal Water Finance Authority, 1999 Ser A (FGIC) ...........     4.75       06/15/31         405,545
  -------                                                                                                              -----------
    9,650
  -------
            TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $9,442,285)..................................................                               9,457,117

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.3%)                                                -----------
      200   New York State Energy Research & Development Authority, New York
              State Electric & Gas Corp Ser 1994 C (Demand 12/01/99) .....................     3.60*      06/01/29         200,000
      500   Syracuse Industrial Development Agency, Syracuse University
              Eggers Hall Ser 1993 (Demand 12/01/99) .....................................     3.75*      03/01/23         500,000
      300   Port Authority of New York & New Jersey, Special Obligation Ser 2
              (Demand 12/01/99) ..........................................................     3.75*      05/01/19         300,000
  -------                                                                                                              -----------
    1,000   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $1,000,000)................................................                                 1,000,000
  -------                                                                                                              -----------
  $10,650   TOTAL INVESTMENTS (Identified Cost $10,442,285) (a) ........................................     97.5%      10,457,117
  =======   CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .............................................      2.5          262,272
                                                                                                            ------     -----------
            NET ASSETS .................................................................................    100.0%     $10,719,389
                                                                                                            ======     ===========

---------------
AMT    Alternative Minimum Tax.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $291,556 and the aggregate gross unrealized depreciation is $276,724, resulting in net unrealized appreciation of $14,832.

Bond Insurance:
---------------

AGRC   Asset Guaranty Reinsurance Company.
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1999


 PRINCIPAL
 AMOUNT IN                                                                         COUPON    MATURITY
 THOUSANDS                                                                          RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
             OHIO TAX-EXEMPT MUNICIPAL BONDS (93.2%)
             General Obligation (22.8%)
 $     300   Bedford School District, Ser 1993 .................................... 6.25 %   12/01/13    $   313,452
       500   Dayton, Ltd Tax Ser 1998 (FGIC) ...................................... 4.70     12/01/20        425,615
       500   Delaware City School District, Constr & Impr (FGIC) .................. 5.75     12/01/20        495,190
       500   Medina City School District, Ser 1999 (FGIC) ......................... 5.25     12/01/28        451,915
       500   North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) ......... 6.20     12/01/11        536,410
       500   Ohio, Infrastructure Improvement Ser 1998 B .......................... 4.75     02/01/18        437,400
       500   Rocky River City School District, Impr Ser 1998 ...................... 5.375    12/01/17        481,310
       500   Puerto Rico, Public Impr Ser 1998 (Secondary MBIA) ................... 4.875    07/01/23        434,580
 ---------                                                                                               -----------
     3,800                                                                                                 3,575,872
 ---------                                                                                               -----------
             Educational Facilities Revenue (12.9%)
       500   Ohio Higher Educational Facility Commission, Case Western Reserve
               University Ser 1992 ................................................ 6.00     10/01/22        504,535
       500   Ohio State University, General Receipts Ser 1999 A (WI) .............. 5.80     12/01/29        488,880
       500   University of Cincinnati, General Receipts Ser G ..................... 7.00     06/01/11        526,945
       500   University of Toledo, Ser 1992 A (FGIC)** ............................ 5.90     06/01/20        501,115
 ---------                                                                                               -----------
     2,000                                                                                                 2,021,475
 ---------                                                                                               -----------
             Electric Revenue (4.9%)
       500   Hamilton!, Refg 1992 Ser A (FGIC) .................................... 6.00     10/15/12        520,925
       300   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ............. 4.50     07/01/19        250,674
 ---------                                                                                               -----------
       800                                                                                                   771,599
 ---------                                                                                               -----------
             Hospital Revenue (7.6%)
       700   Akron Bath & Copley Joint Township Hospital District, Summa Health
               Ser 1992 A ......................................................... 6.25     11/15/07        716,709
       475   Hamilton County, Bethesda Hospital Inc Ser 1986 A .................... 7.00     01/01/09        476,050
 ---------                                                                                               -----------
     1,175                                                                                                 1,192,759
 ---------                                                                                               -----------
             Industrial Development/Pollution Control Revenue (5.9%)
       400   Ashtabula County, Ashland Oil Inc Refg 1992 Ser A .................... 6.90     05/01/10        417,108
       500   Ohio Water Development Authority, Dayton Power & Light Co
               Collateralized Refg 1992 Ser A ..................................... 6.40     08/15/27        506,815
 ---------                                                                                               -----------
       900                                                                                                   923,923
 ---------                                                                                               -----------
             Mortgage Revenue -- Single Family (9.5%)
             Ohio Housing Finance Agency,
       500     GNMA-Backed 1991 Ser A-1 & 2 (AMT) ................................. 6.903    03/01/31        516,070
       990     Residential 1996 Ser B-2 (AMT) ..................................... 6.10     09/01/28        968,883
 ---------                                                                                               -----------
     1,490                                                                                                 1,484,953
 ---------                                                                                               -----------
             Public Facilities Revenue (3.0%)
       500   Ohio Building Authority, Adult Correctional 1999 Ser A ............... 5.25     10/01/18        467,065
 ---------                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                          COUPON       MATURITY
 THOUSANDS                                                                           RATE          DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
             Transportation Facilities Revenue (4.1%)
 $     500   Ohio Turnpike Commission, Ser 1998 B (FGIC) ........................... 4.50 %      02/15/24    $   401,585
       300   Puerto Rico Highway & Transportation Authority, Ser 1998 A ............ 4.75        07/01/38        237,561
 ---------                                                                                                   -----------
       800                                                                                                       639,146
 ---------                                                                                                   -----------
             Water & Sewer Revenue (15.7%)
       800   Montgomery County, Water Ser 1992 (FGIC) .............................. 6.25        11/15/17        829,808
       800   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
              Ser 1995 (AMBAC) ..................................................... 5.60        11/15/13        810,216
       800   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ..... 5.60        06/01/10        822,672
 ---------                                                                                                   -----------
     2,400                                                                                                     2,462,696
 ---------                                                                                                   -----------
             Refunded (6.8%)
     1,000   Clermont County, Mercy Health Ser 1991 (AMBAC) ........................ 6.733       09/25/01+     1,057,150
 ---------                                                                                                   -----------
    14,865   TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
 ---------
             (Identified Cost $14,681,956) ..............................................................     14,596,638
                                                                                                             -----------
             SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.4%)
       600   Cuyahoga County, University Hospital of Cleveland Ser 1985
              (Demand 12/01/99) .................................................... 3.60*       01/01/16        600,000
       400   Ohio Water Development Authority, Mead Co Ser 1986 B
 ---------    (Demand 12/01/99) .................................................... 3.60*       11/01/15        400,000
                                                                                                             -----------
     1,000   TOTAL SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------   (Identified Cost $1,000,000) ...............................................................      1,000,000
                                                                                                             -----------
 $  15,865   TOTAL INVESTMENTS (Identified Cost $15,681,956) (a) ..........................         99.6%     15,596,638
 =========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................          0.4          62,702
                                                                                                 --------    -----------
             NET ASSETS ...................................................................        100.0%    $15,659,340
                                                                                                 ========    ===========

---------------
AMT     Alternative Minimum Tax.
 +      Prerefunded to call date shown.
WI      Security purchased on a "when-issued" basis.
 *      Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost of federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $319,941 and the aggregate gross unrealized depreciation is $405,259, resulting in net unrealized depreciation of $85,318.

Bond Insurance:
---------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                             COUPON     MATURITY
 THOUSANDS                                                                              RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (90.1%)
            General Obligation (7.2%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ...................................... 5.75 %     11/15/12    $ 2,019,380
    1,000   Delaware County, Ser 1999 ................................................. 5.125      10/01/19        906,870
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ........................... 6.00       07/01/14        609,312
 --------                                                                                                      -----------
    3,600                                                                                                        3,535,562
 --------                                                                                                      -----------
            Educational Facilities Revenue (12.3%)
    2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC) .......... 5.80       08/01/25      1,952,880
            Pennsylvania Higher Educational Facilities Authority,
    1,000     Allegheny College Refg Ser 1998 A (MBIA) ................................ 5.00       11/01/22        875,150
    1,000     University of Pennsylvania Ser 1998 ..................................... 4.625      07/15/30        787,330
    1,000   Pennsylvania State University, Second Refg Ser 1992 ....................... 5.50       08/15/16        970,160
      790   Swarthmore Borough Authority, Swarthmore College Ser 1992 ................. 6.00       09/15/20        793,500
      655   University of Pittsburgh, Cap 1992 Ser A (MBIA) ........................... 6.125      06/01/21        660,240
 --------                                                                                                      -----------
    6,445                                                                                                        6,039,260
 --------                                                                                                      -----------
            Electric Revenue (3.5%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) ...................................................... 4.50       07/01/19        835,580
    1,000     Ser GG (FSA) ............................................................ 4.75       07/01/21        861,690
 --------                                                                                                      -----------
    2,000                                                                                                        1,697,270
 --------                                                                                                      -----------
            Hospital Revenue (15.4%)
            Allegheny County Hospital Development Authority,
    1,000     Catholic Health East Health Ser 1998 A (AMBAC) .......................... 4.875      11/15/26        824,080
    1,000     Presbyterian University Health Inc Ser 1992 B (MBIA) .................... 6.00       11/01/12      1,042,200
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
              (AMBAC) ................................................................. 4.875      11/15/26      1,648,160
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ...................................... 6.375      11/15/11      1,751,033
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ....................... 5.375      02/15/14        933,010
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) .................. 7.15       12/01/10      1,328,525
 --------                                                                                                      -----------
    8,000                                                                                                        7,527,008
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (2.0%)
    1,000   Pennsylvania Housing Finance Agency, Ser 1992-35 D (AMT) .................. 6.20       04/01/25        999,890
 --------                                                                                                      -----------
            Mortgage Revenue -- Single Family (5.6%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) .................. 7.00       10/01/23      2,077,280
      635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85       10/15/23        663,346
 --------                                                                                                      -----------
    2,635                                                                                                        2,740,626
 --------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (3.4%)
 $  2,000   Philadelphia Industrial Development Authority, The Franklin Institute
 --------     Ser 1998 ................................................................ 5.20 %     06/15/26    $ 1,688,680
                                                                                                               -----------
            Resource Recovery Revenue (2.1%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 .............. 7.50       01/01/12      1,042,180
 --------                                                                                                      -----------
            Student Loan Revenue (4.2%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (AMBAC) ................................................ 6.05       01/01/19      1,000,870
    1,000     1991 Ser B (AMT) (AMBAC) ................................................ 6.854      09/01/26      1,076,100
 --------                                                                                                      -----------
    2,000                                                                                                        2,076,970
 --------                                                                                                      -----------
            Transportation Facilities Revenue (23.8%)
    1,000   Guam, Highway 1992 Ser A (FSA) ............................................ 6.30       05/01/12      1,049,550
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000     Ser 1997 B (MBIA) ....................................................... 5.00       01/01/19        888,250
      500     Ser 1992 (AMT) (FSA) .................................................... 6.625      01/01/22        521,020
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................ 5.50       01/01/26      1,896,580
            Pennsylvania Turnpike Commission,
    2,000     Ser O 1992 (FGIC) ....................................................... 6.00       12/01/12      2,076,820
    2,000     Ser A 1998 (AMBAC) ...................................................... 4.75       12/01/27      1,638,500
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
              Ser 1998 A (AMT) (FGIC) ................................................. 5.00       07/01/23        855,550
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) .................... 5.875      12/01/12      1,023,220
    1,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) ..... 5.25       03/01/18        931,020
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75       07/01/38        791,870
 --------                                                                                                      -----------
   12,500                                                                                                       11,672,380
 --------                                                                                                      -----------
            Water & Sewer Revenue (6.9%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) .......................... 6.25       08/01/11      2,174,520
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ..................... 0.00       09/01/28        337,320
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) .......... 5.00       08/01/23        872,100
 --------                                                                                                      -----------
    5,000                                                                                                        3,383,940
 --------                                                                                                      -----------
            Other Revenue (3.3%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 .................... 6.60       11/01/09      1,600,800
 --------                                                                                                      -----------
            Refunded (0.4%)
      200   Lehigh County Industrial Development Authority, Strawbridge & Clothier
 --------     Refg Ser of 1991 (ETM) .................................................. 7.20       12/15/01        205,972
                                                                                                               -----------
   47,880   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $45,499,777)..................................................................     44,210,538
                                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                               COUPON        MATURITY
 THOUSANDS                                                                                RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.4%)
 $  2,000   Lehigh County General Purpose Authority, Lehigh Valley Hospital 1997 A
              (AMBAC) (Demand 12/01/99) ............................................... 3.65*%         07/01/28    $ 2,000,000
      800   Philadelphia Hospital and Higher Education Facilities Authority, Children's
              Hospital of Philadelphia Ser 1992 (Demand 12/01/99) ..................... 3.75*          03/01/27        800,000
    1,300   Philadelphia Industrial Development Authority, The Fox Chase Center
 --------     Ser 1997 (Demand 12/01/99) .............................................. 3.75*          07/01/25      1,300,000
                                                                                                                   -----------
    4,100   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $4,100,000).......................................................................      4,100,000
                                                                                                                   -----------
 $ 51,980   TOTAL INVESTMENTS (Identified Cost $49,599,777) (a) ..................................        98.5%     48,310,538
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......................................         1.5         748,576
                                                                                                       --------    -----------
            NET ASSETS ...........................................................................       100.0%    $49,059,114
                                                                                                       ========    ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $931,110 and the aggregate gross unrealized depreciation is $2,220,349, resulting in net unrealized depreciation of $1,289,239.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999

                                                              ARIZONA      CALIFORNIA       FLORIDA     MASSACHUSETTS
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* ......................  $36,114,335    $94,212,723    $51,623,842    $11,794,132
Cash ......................................................       40,663         93,484      1,574,593         29,189
Receivable for:
  Investments sold ........................................           --             --             --         10,275
  Interest ................................................      747,734      1,294,841        631,872        219,162
  Shares of beneficial interest sold ......................           --         97,230         54,639            509
Prepaid expenses and other assets .........................       10,092         10,886          9,064          1,392
                                                             -----------    -----------    -----------    -----------
  TOTAL ASSETS ............................................   36,912,824     95,709,164     53,894,010     12,054,659
                                                             -----------    -----------    -----------    -----------
LIABILITIES:
Payable for:
  Investments purchased ...................................           --             --             --             --
  Shares of beneficial interest repurchased ...............           --         77,742        271,549          4,646
  Dividends to shareholders ...............................       19,711         52,395         28,609          6,258
  Investment management fee ...............................       11,375         29,414         16,578          3,749
  Plan of distribution fee ................................        3,167         12,606          7,105          1,337
Accrued expenses ..........................................       11,377         21,700         15,197         10,105
                                                             -----------    -----------    -----------    -----------
  TOTAL LIABILITIES .......................................       45,630        193,857        339,038         26,095
                                                             -----------    -----------    -----------    -----------
  NET ASSETS ..............................................  $36,867,194    $95,515,307    $53,554,972    $12,028,564
                                                             ===========    ===========    ===========    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................  $37,416,253    $96,639,672    $53,907,814    $12,025,193
Accumulated net realized loss .............................      (69,118)      (292,805)      (165,730)      (130,711)
Net unrealized appreciation (depreciation) ................     (479,941)      (831,560)      (187,112)       134,082
                                                             -----------    -----------    -----------    -----------
  NET ASSETS ..............................................  $36,867,194    $95,515,307    $53,554,972    $12,028,564
                                                             ===========    ===========    ===========    ===========
  *IDENTIFIED COST ........................................  $36,594,276    $95,044,283    $51,810,954    $11,660,050
                                                             ===========    ===========    ===========    ===========
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............    3,722,888      9,378,747      5,301,588      1,151,035
                                                             ===========    ===========    ===========    ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value)...........        $9.90         $10.18         $10.10         $10.45
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** ........       $10.31         $10.60         $10.52         $10.89

---------------
**  On sales of $25,000 or more, the offering price is reduced.

                        SEE NOTES TO FINANCIAL STATEMENTS

     MICHIGAN     MINNESOTA     NEW JERSEY      NEW YORK         OHIO        PENNSYLVANIA
-----------------------------------------------------------------------------------------
   $14,906,029    $6,841,475    $37,982,832    $10,457,117    $15,596,638     $48,310,538
       372,146        61,193        113,449        103,661        326,665          19,130
            --            --             --             --             --          90,000
       157,170       129,177        646,433        172,693        233,457         740,485
        10,371            --         48,625             --         14,478           1,548
         3,940         1,994          8,378          3,791          5,158           8,863
 -------------    ----------    -----------    -----------    -----------    ------------
    15,449,656     7,033,839     38,799,717     10,737,262     16,176,396      49,170,564
 -------------    ----------    -----------    -----------    -----------    ------------
            --            --             --             --        493,005              --
            --            --        182,948             --             --          46,328
         8,062         3,410         21,164          5,736          8,440          27,023
         4,733         2,169         11,908          3,306          4,871          15,194
         2,028           929          5,103          1,417          2,088           6,197
         8,635         6,845         12,212          7,414          8,652          16,708
 -------------    ----------    -----------    -----------    -----------    ------------
        23,458        13,353        233,335         17,873        517,056         111,450
 -------------    ----------    -----------    -----------    -----------    ------------
   $15,426,198    $7,020,486    $38,566,382    $10,719,389    $15,659,340     $49,059,114
 =============    ==========    ===========    ===========    ===========    ============
   $15,624,705    $7,130,742    $38,833,385    $10,716,730    $15,786,140     $50,355,003
       (31,472)      (16,417)       (69,144)       (12,173)       (41,482)         (6,650)
      (167,035)      (93,839)      (197,859)        14,832        (85,318)     (1,289,239)
 -------------    ----------    -----------    -----------    -----------    ------------
   $15,426,198    $7,020,486    $38,566,382    $10,719,389    $15,659,340     $49,059,114
 =============    ==========    ===========    ===========    ===========    ============
   $15,073,064    $6,935,314    $38,180,691    $10,442,285    $15,681,956     $49,599,777
 =============    ==========    ===========    ===========    ===========    ============
     1,537,836       700,163      3,772,932      1,047,028      1,524,259       4,813,564
 =============    ==========    ===========    ===========    ===========    ============
        $10.03        $10.03         $10.22         $10.24         $10.27          $10.19
        $10.45        $10.45         $10.65         $10.67         $10.70          $10.61

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENTS OF OPERATIONS
For the year ended November 30, 1999

                                                   ARIZONA         CALIFORNIA        FLORIDA     MASSACHUSETTS
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $ 2,164,365      $ 5,524,666     $ 3,087,284     $   777,513
                                                 ------------     ------------    ------------    ------------
EXPENSES
Investment management fee .....................       140,768          356,813         203,267          49,848
Plan of distribution fee ......................        56,078          150,122          82,273          20,384
Transfer agent fees and expenses ..............        11,777           34,144          19,332           5,708
Professional fees .............................        29,446           33,625          30,716          27,245
Shareholder reports and notices ...............        10,348           22,875          15,678           4,321
Trustees' fees and expenses ...................         1,895            5,050           2,661             533
Custodian fees ................................         2,460            5,076           3,295           1,222
Registration fees .............................         7,774            3,830           5,244           7,300
Other .........................................         6,190            9,047           7,204           4,991
                                                 ------------     ------------    ------------    ------------
  TOTAL EXPENSES ..............................       266,736          620,582         369,670         121,552
Less: expense offset ..........................        (2,456)          (5,067)         (3,289)         (1,222)
                                                 ------------     ------------    ------------    ------------
  NET EXPENSES ................................       264,280          615,515         366,381         120,330
                                                 ------------     ------------    ------------    ------------
  NET INVESTMENT INCOME .......................     1,900,085        4,909,151       2,720,903         657,183
                                                 ------------     ------------    ------------    ------------
NET REALIZED AND UNREALIZED LOSS :
Net realized loss .............................       (69,115)        (292,800)       (165,729)       (130,711)
Net change in unrealized appreciation .........    (2,859,823)      (7,760,961)     (4,099,311)       (872,696)
                                                 ------------     ------------    ------------    ------------
  NET LOSS ....................................    (2,928,938)      (8,053,761)     (4,265,040)     (1,003,407)
                                                 ------------     ------------    ------------    ------------
NET DECREASE ..................................   $(1,028,853)     $(3,144,610)    $(1,544,137)    $  (346,224)
                                                 ============     ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

    MICHIGAN      MINNESOTA     NEW JERSEY      NEW YORK          OHIO        PENNSYLVANIA
-------------------------------------------------------------------------------------------
  $   898,388     $ 426,128     $ 2,205,912     $ 623,723     $   963,133     $ 2,870,676
 ------------    ----------    ------------    ----------    ------------    ------------
       58,834        27,901         142,574        40,185          61,383         183,815
       24,004        11,455          57,692        16,977          24,023          78,314
        9,277         3,713          19,960         4,862           9,163          16,616
       32,176        35,872          27,213        26,947          30,129          28,013
        7,359         2,980          16,397         3,824           6,915          13,266
          801           250           1,949           548             839           2,811
        1,457           830           2,308         1,052           1,539           2,761
        2,720         2,960           7,041         7,310           2,656           3,343
        5,195         4,459           6,326         4,490           5,188           7,381
 ------------    ----------    ------------    ----------    ------------    ------------
      141,823        90,420         281,460       106,195         141,835         336,320
       (1,457)         (830)         (2,305)       (1,052)         (1,539)         (2,756)
 ------------    ----------    ------------    ----------    ------------    ------------
      140,366        89,590         279,155       105,143         140,296         333,564
 ------------    ----------    ------------    ----------    ------------    ------------
      758,022       336,538       1,926,757       518,580         822,837       2,537,112
 ------------    ----------    ------------    ----------    ------------    ------------
      (31,471)      (16,416)        (69,142)      (12,174)        (39,851)         (6,646)
   (1,120,780)     (516,662)     (2,840,301)     (836,551)     (1,175,397)     (4,132,749)
 ------------    ----------    ------------    ----------    ------------    ------------
   (1,152,251)     (533,078)     (2,909,443)     (848,725)     (1,215,248)     (4,139,395)
 ------------    ----------    ------------    ----------    ------------    ------------
  $  (394,229)    $(196,540)    $  (982,686)    $(330,145)    $  (392,411)    $(1,602,283)
 ============    ==========    ============    ==========    ============    ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                                   ARIZONA                               CALIFORNIA
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS:
Net investment income ............................     $ 1,900,085         $ 1,958,982         $  4,909,151       $  5,098,849
Net realized gain (loss) .........................         (69,115)            725,798             (292,800)         2,241,204
Net change in unrealized appreciation ............      (2,859,823)            (57,712)          (7,760,961)           248,404
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................      (1,028,853)          2,627,068           (3,144,610)         7,588,457
                                                      ------------        ------------        -------------      -------------
DIVIDENDS AND DISTRIBUTIONS FROM :
Net investment income ............................      (1,900,085)         (1,970,313)          (4,909,151)        (5,127,716)
Net realized gain ................................        (609,152)                 --           (1,789,764)                --
                                                      ------------        ------------        -------------      -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............      (2,509,237)         (1,970,313)          (6,698,915)        (5,127,716)
                                                      ------------        ------------        -------------      -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................       3,943,050           3,583,708            9,677,182          7,971,183
Reinvestment of dividends and distributions ......       1,325,710             956,419            3,315,487          2,300,541
Cost of shares repurchased .......................      (6,518,686)         (5,432,230)         (12,809,278)       (11,766,093)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................      (1,249,926)           (892,103)             183,391         (1,494,369)
                                                      ------------        ------------        -------------      -------------
  TOTAL INCREASE (DECREASE) ......................      (4,788,016)           (235,348)          (9,660,134)           966,372

NET ASSETS:
Beginning of period ..............................      41,655,210          41,890,558          105,175,441        104,209,069
                                                      ------------        ------------        -------------      -------------
  END OF PERIOD ..................................     $36,867,194         $41,655,210         $ 95,515,307       $105,175,441
                                                      ============        ============        =============      =============
SHARES ISSUED AND REPURCHASED :
Sold .............................................         375,871             333,041              896,986            718,169
Reinvestment of dividends and distributions ......         127,464              89,180              308,057            207,368
Repurchased ......................................        (632,656)           (506,438)          (1,202,334)        (1,061,263)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................        (129,321)            (84,217)               2,709           (135,726)
                                                      ============        ============        =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

                FLORIDA                              MASSACHUSETTS                             MICHIGAN
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------
    $  2,720,903        $  2,983,488        $   657,183         $   670,436         $   758,022         $   876,689
        (165,729)          2,077,788           (130,711)            171,067             (31,471)            708,264
      (4,099,311)           (437,571)          (872,696)            170,653          (1,120,780)           (248,253)
   -------------       -------------       ------------        ------------        ------------        ------------
      (1,544,137)          4,623,705           (346,224)          1,012,156            (394,229)          1,336,700
   -------------       -------------       ------------        ------------        ------------        ------------
      (2,720,903)         (3,001,258)          (657,183)           (674,613)           (758,022)           (881,921)
      (1,997,025)                 --           (171,067)            (26,809)           (694,270)                 --
   -------------       -------------       ------------        ------------        ------------        ------------
      (4,717,928)         (3,001,258)          (828,250)           (701,422)         (1,452,292)           (881,921)
   -------------       -------------       ------------        ------------        ------------        ------------
       6,706,394           6,336,196          1,160,063           2,177,938           1,578,867           1,976,447
       1,979,787           1,065,444            502,570             398,624             939,478             488,182
     (10,131,177)        (12,850,195)        (3,695,685)         (2,212,481)         (3,004,836)         (4,672,568)
   -------------       -------------       ------------        ------------        ------------        ------------
      (1,444,996)         (5,448,555)        (2,033,052)            364,081            (486,491)         (2,207,939)
   -------------       -------------       ------------        ------------        ------------        ------------
      (7,707,061)         (3,826,108)        (3,207,526)            674,815          (2,333,012)         (1,753,160)
      61,262,033          65,088,141         15,236,090          14,561,275          17,759,210          19,512,370
   -------------       -------------       ------------        ------------        ------------        ------------
    $ 53,554,972        $ 61,262,033        $12,028,564         $15,236,090         $15,426,198         $17,759,210
   =============       =============       ============        ============        ============        ============
         623,037             569,452            107,144             193,348             148,075             178,504
         185,150              95,684             45,969              35,479              88,569              44,120
        (953,641)         (1,152,957)          (346,276)           (196,446)           (286,022)           (419,448)
   -------------       -------------       ------------        ------------        ------------        ------------
        (145,454)           (487,821)          (193,163)             32,381             (49,378)           (196,824)
   =============       =============       ============        ============        ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued

                                                                  MINNESOTA                              NEW JERSEY
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................     $   336,538         $   385,482         $ 1,926,757         $ 1,969,062
Net realized gain (loss) .........................         (16,416)            152,552             (69,142)            614,679
Net change in unrealized appreciation ............        (516,662)            (55,068)         (2,840,301)            394,703
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (196,540)            482,966            (982,686)          2,978,444
                                                      ------------        ------------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................        (336,538)           (388,129)         (1,926,757)         (1,980,284)
Net realized gain ................................         (71,136)                 --            (609,503)                 --
                                                      ------------        ------------        ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............        (407,674)           (388,129)         (2,536,260)         (1,980,284)
                                                      ------------        ------------        ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................         613,733             450,188           3,899,668           4,281,513
Reinvestment of dividends and distributions ......         197,150             205,051           1,486,480           1,110,422
Cost of shares repurchased .......................      (1,602,851)         (1,075,759)         (5,103,832)         (6,107,000)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (791,968)           (420,520)            282,316            (715,065)
                                                      ------------        ------------        ------------        ------------
  TOTAL INCREASE (DECREASE) ......................      (1,396,182)           (325,683)         (3,236,630)            283,095

NET ASSETS:
Beginning of period ..............................       8,416,668           8,742,351          41,803,012          41,519,917
                                                      ------------        ------------        ------------        ------------
  END OF PERIOD ..................................     $ 7,020,486         $ 8,416,668         $38,566,382         $41,803,012
                                                      ============        ============        ============        ============
SHARES ISSUED AND REPURCHASED:
Sold .............................................          57,698              41,683             362,856             387,819
Reinvestment of dividends and distributions ......          18,774              19,052             138,573             100,683
Repurchased ......................................        (154,345)            (99,811)           (478,651)           (554,108)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................         (77,873)            (39,076)             22,778             (65,606)
                                                      ============        ============        ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

               NEW YORK                                  OHIO                                PENNSYLVANIA
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------
    $   518,580         $   566,953         $   822,837         $   863,067         $ 2,537,112         $ 2,506,283
        (12,174)            408,044             (39,851)            388,407              (6,646)            578,722
       (836,551)            (77,877)         (1,175,397)            (29,432)         (4,132,749)            203,628
   ------------        ------------        ------------        ------------        ------------        ------------
       (330,145)            897,120            (392,411)          1,222,042          (1,602,283)          3,288,633
   ------------        ------------        ------------        ------------        ------------        ------------
       (518,580)           (570,172)           (822,837)           (870,982)         (2,537,112)         (2,518,046)
       (394,741)                 --            (219,842)                 --            (578,726)             (8,207)
   ------------        ------------        ------------        ------------        ------------        ------------
       (913,321)           (570,172)         (1,042,679)           (870,982)         (3,115,838)         (2,526,253)
   ------------        ------------        ------------        ------------        ------------        ------------
        637,143             656,120           2,664,054           2,170,150           3,894,419          12,831,070
        549,160             301,450             628,836             479,951           2,031,604           1,539,410
     (1,236,776)         (1,857,636)         (4,778,766)         (2,897,075)         (5,957,035)         (5,380,740)
   ------------        ------------        ------------        ------------        ------------        ------------
        (50,473)           (900,066)         (1,485,876)           (246,974)            (31,012)          8,989,740
   ------------        ------------        ------------        ------------        ------------        ------------
     (1,293,939)           (573,118)         (2,920,966)            104,086          (4,749,133)          9,752,120
     12,013,328          12,586,446          18,580,306          18,476,220          53,808,247          44,056,127
   ------------        ------------        ------------        ------------        ------------        ------------
    $10,719,389         $12,013,328         $15,659,340         $18,580,306         $49,059,114         $53,808,247
   ============        ============        ============        ============        ============        ============
         58,477              58,252             247,224             195,888             359,418           1,154,976
         50,586              26,721              58,442              43,444             189,500             139,044
       (115,169)           (164,456)           (447,444)           (262,446)           (560,476)           (485,530)
   ------------        ------------        ------------        ------------        ------------        ------------
         (6,106)            (79,483)           (141,778)            (23,114)            (11,558)            808,490
   ============        ============        ============        ============        ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1999, the distribution fees were accrued at the following annual rates:

                       ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                       -------   ----------   -------   -------------   --------
Annual Rate .........   0.14%      0.15%       0.14%        0.14%         0.14%
                        ====       ====        ====         ====          ====

                     MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                     ---------   ----------   --------     ----     ------------
                        0.14%      0.14%       0.15%        0.14%         0.15%
                        ====       ====        ====         ====          ====

For the year ended November 30, 1999, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:

                       ARIZONA   CALIFORNIA    FLORIDA   MASSACHUSETTS  MICHIGAN
                       -------   ----------    -------   -------------  --------
 Commissions ......... $94,093    $226,522    $170,528      $31,101      $52,759
                       =======    ========    ========      =======      =======

                     MINNESOTA   NEW JERSEY   NEW YORK       OHIO  PENNSYLVANIA
                     ---------   ----------   --------       ----  ------------
                       $21,658    $ 98,116    $ 20,379      $53,226      $72,372
                       =======    ========    =========     =======      =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1999 were as follows:

                       ARIZONA      CALIFORNIA      FLORIDA     MASSACHUSETTS    MICHIGAN
                       -------      ----------      -------     -------------    --------
 Purchases ......... $4,796,836    $26,282,780    $ 7,257,980  $        --      $1,548,121
                     ==========    ===========    ===========  =============    ==========
 Sales ............. $7,297,185    $30,187,123    $12,730,596  $   2,245,135    $3,118,997
                     ==========    ===========    ===========  =============    ==========

                     MINNESOTA    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                     ---------    ----------     --------        ----      ------------
Purchases .........  $1,079,153    $3,865,670   $  400,000    $2,574,361    $2,982,709
                     ==========    ==========   ==========    ==========    ==========
Sales .............  $1,716,705    $5,017,151   $1,173,408    $4,250,957    $4,861,725
                     ==========    ==========   ==========    ==========    ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1999 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                                   ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                   -------   ----------   -------   -------------   --------
Aggregate Pension Costs .........    $582      $1,437       $835         $198         $235
                                     ====      ======       ====         ====         ====

                                   MINNESOTA   NEW JERSEY   NEW YORK     OHIO   PENNSYLVANIA
                                   ---------   ----------   --------     ----   ------------
                                     $107      $  576       $157         $256         $710
                                     ====      ======       ====         ====         ====

                                     ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS MICHIGAN
                                     -------   ----------   -------   ------------- --------
Accrued Pension Liability .........  $4,366      $10,788    $6,594      $1,518      $1,934
                                     ======      =======    ======      ======      ======

                                    MINNESOTA   NEW JERSEY  NEW YORK     OHIO    PENNSYLVANIA
                                    ---------   ----------  --------     ----    ------------
                                     $  973      $ 4,253    $1,305      $2,080      $4,848
                                     ======      =======    ======      ======      ======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1999, each of the Series had transfer agent fees and expenses payable as follows:

                                                 ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                                 -------   ----------   -------   -------------   --------
 Transfer Agent Fees and Expenses Payable ......  $ --        $646        $253         $242         $150
                                                  =======     ====        ====         ====         ====

                                                MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                                               ---------   ----------   --------      ----     ------------
                                                   $24        $194        $ 85         $ 82         $468
                                                   ===        ====        ====         ====         ====

5. FEDERAL INCOME TAX STATUS

At November 30, 1999, the following Series had approximate net capital loss carryovers which will be available through November 30, 2007 to offset future capital gains to the extent provided by regulations:

Arizona ...............  $ 69,000
California ............   243,000
Florida ...............   166,000
Massachusetts .........   131,000
Michigan ..............    31,000
Minnesota .............    16,000
New Jersey ............    69,000
New York ..............    12,000
Ohio ..................    14,000
Pennsylvania ..........     7,000

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The California and Ohio Series incurred and will elect to defer net capital losses during fiscal 1999 of approximately $50,000 and $28,000, respectively.

6. SUBSEQUENT EVENT -- SERIES MERGERS

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter Tax-Exempt Securities Trust ("Tax-Exempt") approved four reorganization plans (the "Plans") whereby the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would each be merged into Tax-Exempt. Each respective Plan is subject to the consent of the Massachusetts Series', the Michigan Series', the Minnesota Series' and the Ohio Series' shareholders, respectively. If the Plans are approved by shareholders (each Plan is independent of the other and therefore, the effectiveness of each Plan is not dependent upon the approval of the other Plans) the assets of the Massachusetts Series, the Michigan

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


Series, the Minnesota Series and the Ohio Series would be combined with the assets of Tax-Exempt and shareholders of the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would become Class D shareholders of Tax-Exempt, receiving Class D shares of Tax-Exempt equal to the value of their holdings in the respective Series.

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") approved a reorganization plan (the "Plan") whereby the California Series would be merged into California Tax-Free. The Plan is subject to the consent of the California Series' shareholders. If the Plan is approved by shareholders, the assets of the California Series would be combined with the assets of California Tax-Free and shareholders of the California Series would become Class D shareholders of California Tax-Free, receiving Class D shares of California Tax-Free equal to the value of their holdings in the California Series.

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter New York Tax-Free Income Fund ("New York Tax-Free") approved a reorganization plan (the "Plan") whereby the New York Series would be merged into New York Tax-Free. The Plan is subject to the consent of the New York Series' shareholders. If the Plan is approved by shareholders, the assets of the New York Series would be combined with the assets of New York Tax-Free and shareholders of the New York Series would become Class D shareholders of New York Tax-Free, receiving Class D shares of New York Tax-Free equal to the value of their holdings in the New York Series.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1995             $ 9.42       $0.54         $ 1.23         $ 1.77        $(0.54)         $   --         $(0.54)
1996              10.65        0.54          (0.06)          0.48         (0.54)             --          (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999              10.81        0.49          (0.75)         (0.26)        (0.49)          (0.16)         (0.65)
CALIFORNIA SERIES
1995               9.38        0.56           1.29           1.85         (0.56)             --          (0.56)
1996              10.67        0.56           0.14           0.70         (0.56)             --          (0.56)
1997              10.81        0.55           0.15           0.70         (0.55)             --          (0.55)
1998              10.96        0.54           0.26           0.80         (0.54)             --          (0.54)
1999              11.22        0.52          (0.85)         (0.33)        (0.52)          (0.19)         (0.71)
FLORIDA SERIES
1995               9.60        0.56           1.28           1.84         (0.56)             --          (0.56)
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999              11.25        0.50          (0.78)         (0.28)        (0.50)          (0.37)         (0.87)
MASSACHUSETTS SERIES
1995               9.60        0.57           1.37           1.94         (0.57)             --          (0.57)
1996              10.97        0.57          (0.03)          0.54         (0.57)          (0.02)         (0.59)
1997              10.92        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              11.10        0.51           0.25           0.76         (0.51)          (0.02)         (0.53)
1999              11.33        0.50          (0.75)         (0.25)        (0.50)          (0.13)         (0.63)
MICHIGAN SERIES
1995               9.46        0.57           1.35           1.92         (0.57)             --          (0.57)
1996              10.81        0.56          (0.03)          0.53         (0.56)             --          (0.56)
1997              10.78        0.53           0.16           0.69         (0.53)             --          (0.53)
1998              10.94        0.51           0.25           0.76         (0.51)             --          (0.51)
1999              11.19        0.48          (0.73)         (0.25)        (0.48)          (0.43)         (0.91)

---------------
 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                         RATIOS TO AVERAGE NET
                                                ASSETS
                                         (AFTER EXPENSES WERE      RATIOS TO AVERAGE NET ASSETS
                                               ASSUMED)           (BEFORE EXPENSES WERE ASSUMED)
  NET ASSET                NET ASSETS --------------------------- ------------------------------
    VALUE                    END OF                       NET                            NET      PORTFOLIO
    END OF       TOTAL       PERIOD                    INVESTMENT                    INVESTMENT   TURNOVER
    PERIOD      RETURN+     (000'S)       EXPENSES       INCOME        EXPENSES        INCOME       RATE
-----------------------------------------------------------------------------------------------------------
      $10.65      19.21%   $ 50,290           0.65%(1)        5.33%        0.65%(1)     5.33%            6%
       10.59       4.63      46,248           0.65 (1)        5.12         0.65 (1)     5.12             9
       10.64       5.64      41,891           0.66 (1)        5.04         0.66 (1)     5.04             2
       10.81       6.56      41,655           0.65 (1)        4.77         0.65 (1)     4.77            30
        9.90      (2.53)     36,867           0.66 (1)        4.72         0.66 (1)     4.72            13

       10.67      20.15     117,769           0.60 (1)        5.50         0.60 (1)     5.50             5
       10.81       6.76     113,859           0.59            5.28         0.59         5.28            19
       10.96       6.55     104,209           0.59            5.08         0.59         5.08            17
       11.22       7.58     105,175           0.59 (1)        4.87         0.59 (1)     4.87            24
       10.18      (3.10)     95,515           0.61 (1)        4.82         0.61 (1)     4.82            27

       10.88      19.54      74,058           0.63 (1)        5.34         0.63 (1)     5.34             8
       10.86       5.03      70,542           0.62 (1)        5.13         0.62 (1)     5.13            25
       10.97       6.10      65,088           0.62            5.02         0.62         5.02             7
       11.25       7.58      61,262           0.62 (1)        4.69         0.62 (1)     4.69            26
       10.10      (2.70)     53,555           0.64 (1)        4.69         0.64 (1)     4.69            13

       10.97      20.58      16,954           0.50 (1)        5.39         0.79 (1)     5.11             7
       10.92       5.07      16,021           0.50 (1)        5.23         0.82 (1)     4.91            11
       11.10       6.68      14,561           0.79 (1)        4.85         0.81 (1)     4.83            10
       11.33       7.03      15,236           0.83 (1)        4.55         0.83 (1)     4.55            31
       10.45      (2.29)     12,029           0.85 (1)        4.61         0.85 (1)     4.61            --

       10.81      20.69      21,673           0.50 (1)        5.49         0.77 (1)     5.22            22
       10.78       5.09      20,863           0.50 (1)        5.27         0.76 (1)     5.01             5
       10.94       6.52      19,512           0.72 (1)        4.95         0.74 (1)     4.93             3
       11.19       7.23      17,759           0.78 (1)        4.63         0.78 (1)     4.63            40
       10.03      (2.40)     15,426           0.84 (1)        4.51         0.84 (1)     4.51            10

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued

               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
MINNESOTA SERIES
1995             $ 9.28       $0.54         $ 1.33         $ 1.87        $(0.54)         $   --         $(0.54)
1996              10.61        0.54          (0.01)          0.53         (0.54)             --          (0.54)
1997              10.60        0.49           0.10           0.59         (0.49)             --          (0.49)
1998              10.70        0.48           0.13           0.61         (0.49)             --          (0.49)
1999              10.82        0.44          (0.70)         (0.26)        (0.44)          (0.09)         (0.53)

NEW JERSEY SERIES
1995               9.47        0.56           1.26           1.82         (0.56)             --          (0.56)
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999              11.15        0.51          (0.77)         (0.26)        (0.51)          (0.16)         (0.67)

NEW YORK SERIES
1995               9.46        0.56           1.42           1.98         (0.56)             --          (0.56)
1996              10.88        0.56           0.02           0.58         (0.56)             --          (0.56)
1997              10.90        0.53           0.21           0.74         (0.53)             --          (0.53)
1998              11.11        0.52           0.30           0.82         (0.52)             --          (0.52)
1999              11.41        0.49          (0.80)         (0.31)        (0.49)          (0.37)         (0.86)

OHIO SERIES
1995               9.42        0.56           1.38           1.94         (0.56)             --          (0.56)
1996              10.80        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.77        0.53           0.17           0.70         (0.53)             --          (0.53)
1998              10.94        0.52           0.21           0.73         (0.52)             --          (0.52)
1999              11.15        0.50          (0.75)         (0.25)        (0.50)          (0.13)         (0.63)

PENNSYLVANIA SERIES
1995               9.56        0.55           1.29           1.84         (0.55)             --          (0.55)
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999              11.15        0.52          (0.84)         (0.32)        (0.52)          (0.12)         (0.64)

---------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET
                                               ASSETS            RATIOS TO AVERAGE NET ASSETS
                                        (AFTER EXPENSES WERE        (BEFORE EXPENSES WERE
                                              ASSUMED)                     ASSUMED)
  NET ASSET               NET ASSETS --------------------------- ----------------------------
    VALUE                   END OF                       NET                          NET      PORTFOLIO
    END OF       TOTAL      PERIOD                    INVESTMENT                  INVESTMENT   TURNOVER
    PERIOD     RETURN +    (000'S)       EXPENSES       INCOME       EXPENSES       INCOME       RATE
--------------------------------------------------------------------------------------------------------
      $10.61     20.60%    $11,230         0.50%(1)      5.35%         0.98%(1)       4.88%        3%
       10.60      5.21       9,923         0.50 (1)      5.21          0.96 (1)       4.75         5
       10.70      5.76       8,742         0.94 (1)      4.68          0.97 (1)       4.65        --
       10.82      5.77       8,417         0.99 (1)      4.49          0.99 (1)       4.49        20
       10.03     (2.46)      7,020         1.13 (1)      4.22          1.13 (1)       4.22        15

       10.73     19.60      47,889         0.67 (1)      5.42          0.67 (1)       5.42        14
       10.70      4.93      44,829         0.66 (1)      5.23          0.66 (1)       5.23         5
       10.88      6.99      41,520         0.66          5.02          0.66           5.02        14
       11.15      7.49      41,803         0.67 (1)      4.77          0.67 (1)       4.77        21
       10.22     (2.44)     38,566         0.69          4.73          0.69           4.73        10

       10.88     21.40      14,388         0.50 (1)      5.43          0.85 (1)       5.09        24
       10.90      5.46      14,020         0.50 (1)      5.25          0.84 (1)       4.91        22
       11.11      7.06      12,586         0.82 (1)      4.84          0.84 (1)       4.82         4
       11.41      7.50      12,013         0.84 (1)      4.57          0.84 (1)       4.57        33
       10.24     (2.90)     10,719         0.93 (1)      4.52          0.93 (1)       4.52         4

       10.80     21.02      23,104         0.50 (1)      5.42          0.77 (1)       5.16        19
       10.77      5.04      21,207         0.50 (1)      5.23          0.75 (1)       4.98        32
       10.94      6.67      18,476         0.73 (1)      4.90          0.74 (1)       4.89         5
       11.15      6.84      18,580         0.75 (1)      4.70          0.75 (1)       4.70        37
       10.27     (2.29)     15,659         0.81 (1)      4.69          0.81 (1)       4.69        16

       10.85     19.65      53,935         0.66 (1)      5.29          0.66 (1)       5.29         8
       10.85      5.27      47,055         0.65 (1)      5.17          0.65 (1)       5.17        --
       10.97      6.53      44,056         0.66          5.01          0.66           5.01         8
       11.15      6.60      53,808         0.64 (1)      4.75          0.64 (1)       4.75        26
       10.19     (3.02)     49,059         0.64 (1)      4.83          0.64 (1)       4.83         6

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series, and the Pennsylvania Series (constituting the Morgan Stanley Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 6 to the financial statements, the Fund's Trustees have approved reorganization plans whereby the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would each be merged into Morgan Stanley Dean Witter Tax-Exempt Securities Trust, the California Series would be merged into Morgan Stanley Dean Witter California Tax-Free Income Fund and the New York Series would be merged into Morgan Stanley Dean Witter New York Tax-Free Income Fund. Each respective Plan is subject to the consent of the respective Series' shareholders.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 26, 2000

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FEDERAL INCOME TAX NOTICE (unaudited)

During the year ended November 30, 1999, each Series paid to its shareholders the following per share amounts from tax-exempt income:

  ARIZONA    CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
  -------    ----------   -------   -------------   --------   ---------   ----------   --------     ----     ------------
   $0.49        $0.52       $0.50       $0.50         $0.48      $0.44        $0.51       $0.49      $0.50        $0.52

During the year ended November 30, 1999, each Series paid to its shareholders the following per share amounts from long-term capital gains:

  ARIZONA    CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
  -------    ----------   -------   -------------   --------   ---------   ----------   --------     ----     ------------
   $0.16        $0.19       $0.37       $0.11         $0.43      $0.09        $0.16       $0.36      $0.13        $0.12

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and
General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
MULTI-STATE
MUNICIPAL
SERIES TRUST


Annual Report
November 30, 1999